UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	October 1, 2017 — March 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Diversified Income Trust

Semiannual report
3 | 31 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PDINX

Putnam
Diversified Income
Trust

Semiannual report
3 | 31 | 18

Message from the Trustees	1
Interview with your fund’s portfolio manager	3
Your fund’s performance	8
Your fund’s expenses	10
Terms and definitions	12
Other information for shareholders	14
Financial statements	15

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

May 11, 2018

Dear Fellow Shareholder:

After an extended period of record advances and low volatility, global stock markets encountered some challenges in the early months of 2018. Stocks began the year against a backdrop of optimism, but quickly lost ground in February with a sharp downturn that pushed the U.S. market into correction territory. Stocks subsequently recovered somewhat, but markets have remained choppy.

While volatility and declines can be unsettling, seasoned investors recognize that they are natural and ultimately can restore balance in the financial markets. In this changing environment, Putnam’s experienced investment professionals continue to monitor risks and seek opportunities. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors in all types of markets.

As always, we believe investors should maintain a well-diversified portfolio, think about long-term goals, and speak regularly with their financial advisors. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

Thank you for investing with Putnam.

Performance history as of 3/31/18

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 8–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays U.S. Aggregate Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more accurately reflects the fund’s multisector investment approach. The average annual total returns of the Bloomberg Barclays U.S. Aggregate Bond Index for the six-month (cumulative), one-, three-, five-, ten-year, and life-of-fund periods ended March 31, 2018 were –1.08%, 1.20%, 1.20%, 1.82%, 3.63%, and 6.13%, respectively.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/18. See above and pages 8–9 for additional fund performance information. Index descriptions can be found on page 13.

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Bill Kohli is Chief Investment Officer, Fixed Income. He has an M.B.A. from the Haas School of Business, University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Robert L. Davis, CFA; Brett S. Kozlowski, CFA; Michael V. Salm; and Paul D. Scanlon, CFA.

Bill, what was the fund’s investment environment like during the reporting period?

Improving economic growth and the continuation of a positive trend for corporate profits bolstered investor sentiment during the first four months of the period. U.S. gross domestic product registered two consecutive quarters of 3% or better annualized growth in the second and third quarters of 2017, then rose at a 2.9% annual rate in the fourth quarter. A closely watched measure of corporate profits — after-tax profits, without inventory valuation and capital consumption adjustments — increased 9.8% in the third quarter of 2017 compared with a year earlier. In the fourth quarter, this measure declined by 6% from a year earlier. However, we think this weak reading was due to one-time effects related to U.S. tax reform that was passed in December 2017. The Commerce Department said several provisions took effect in the fourth quarter, such as changes to the expensing of bonus depreciation and a one-time repatriation tax on foreign earnings.

The environment changed considerably in late January 2018 due, in our view, to interest-rate

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Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

jitters, collapsing investment strategies predicated on market volatility remaining low, and uncertainty about inflation expectations and a corresponding response from the Federal Reserve. Credit-sensitive bonds and other risk-driven assets faced further pressure in February when the Trump administration announced that it would impose tariffs on imports of steel and aluminum, sparking widespread fear of a trade war. Overall, the final two months of the period were volatile, with investor risk aversion returning after being largely absent from the market for the past two years.

The fund held up well despite the change in market backdrop during the period. Which individual holdings and strategies fueled its positive performance?

Our mortgage-credit positions were the biggest contributor, led by an allocation to mezzanine commercial mortgage-backed securities [CMBS]. Our holdings of cash bonds performed well. Also, our long exposure to the BBB-rated tranche within the CMBX — an index that provides access to CMBS issued in a particular year — recovered in November and December 2017 following weakness in prior months. We held CMBS that were issued between 2011 and 2014, and the yield spreads for these bonds stayed in a fairly tight range later in the period as spreads widened in the broader market. [Bond prices typically fall as spreads widen.] By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They are intended to provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Within non-agency residential mortgage-backed securities [RMBS], the fund’s holdings of agency

4 Diversified Income Trust

credit-risk transfer [CRT] securities also contributed to performance during the reporting period. The CRT sector rebounded from an August-to-September selloff driven by hurricanes in Texas and Florida, as investors concluded that initial damage fears appeared to be overblown. The CRT market received a further boost during the first quarter of 2018, as credit-rating agencies began to upgrade certain CRT tranches, recognizing the improved outlook for their underlying collateral.

Our interest-rate positioning also meaningfully aided performance, contributing almost as much as mortgage credit, with all of the benefit happening in the first quarter of 2018. The fund’s duration — a measure of the sensitivity of bond prices to interest-rate movements — in the United States was below zero, meaning the portfolio was positioned to gain if market interest rates rose. We also structured the fund’s yield-curve exposure to benefit if the U.S. Treasury yield curve became steeper. Both of these factors occurred during 2018’s first quarter. Overseas, tactical positioning in Europe also aided performance. Most notably, a short position in the United Kingdom during the first

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 3/31/18. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

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half of the quarter proved beneficial as bond yields there rose.

What else aided performance during this period?

Strategies targeting prepayment risk provided a further boost to results. Our holdings of reverse-mortgage interest-only [IO] securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development [HUD] in August. Additionally, higher longer-term U.S. Treasury yields helped our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. As a result, prepayment speeds on the mortgages underlying our IO CMO positions stayed below market expectations.

Holdings of high-yield corporate credit and emerging-market [EM] debt modestly aided results. These sectors performed well through January 2018, but spreads widened considerably over the remainder of the period as volatility increased.

What about detractors?

Our currency strategies worked against performance for the period. Our positioning was hampered by short exposure to the Japanese yen, the British pound, and the New Zealand dollar, all of which strengthened against the U.S. dollar. Long exposure to the weakening Australian dollar also dented results.

How did you use derivatives during the period?

We used interest-rate swaps in an effort to take tactical positions at various points along the yield curve, and to hedge term-structure risk associated with the fund’s curve positioning. We employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options in an effort to hedge the fund’s duration and convexity risk, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. Lastly, we used currency forward contracts in an effort to hedge the foreign currency exposure associated

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Diversified Income Trust

with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

Looking ahead, what market sectors do you find to be most attractive?

We think solid U.S. economic growth, rising corporate profits, and a strong housing market continue to provide a supportive backdrop for mortgage credit. As a result, we continue to have a positive outlook for securitized mortgage products, such as CMBS, agency IO CMOs, CRT securities, and non-agency RMBS.

Overseas, we think economic growth trends and central bank policies have created a more favorable environment for pursuing various cross-market interest-rate and currency opportunities.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2018, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (10/3/88)
Before sales charge	6.19%	56.61%	4.59%	16.29%	3.06%	10.96%	3.53%	6.06%	3.13%
After sales charge	6.04	50.34	4.16	11.64	2.23	6.52	2.13	1.82	–1.00
Class B (3/1/93)
Before CDSC	5.96	47.89	3.99	11.99	2.29	8.45	2.74	5.19	2.78
After CDSC	5.96	47.89	3.99	10.21	1.96	5.63	1.84	0.19	–2.22
Class C (2/1/99)
Before CDSC	5.38	45.12	3.79	12.00	2.29	8.55	2.77	5.26	2.83
After CDSC	5.38	45.12	3.79	12.00	2.29	8.55	2.77	4.26	1.83
Class M (12/1/94)
Before sales charge	5.90	52.85	4.33	14.75	2.79	10.16	3.28	5.66	2.93
After sales charge	5.78	47.88	3.99	11.02	2.11	6.58	2.15	2.23	–0.41
Class R (12/1/03)
Net asset value	5.91	52.23	4.29	14.89	2.81	10.17	3.28	5.75	3.05
Class R6 (11/1/13)
Net asset value	6.38	60.65	4.85	18.23	3.41	12.06	3.87	6.34	3.33
Class Y (7/1/96)
Net asset value	6.37	60.16	4.82	17.87	3.34	11.90	3.82	6.37	3.28

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

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Comparative index returns For periods ended 3/31/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
ICE BofAML U.S.
Treasury Bill Index*	—	4.10%	0.40%	1.74%	0.35%	1.59%	0.53%	1.04%	0.58%
Bloomberg Barclays
U.S. Aggregate	6.13%	42.84	3.63	9.46	1.82	3.64	1.20	1.20	–1.08
Bond Index
Lipper Alternative
Credit Focus Funds	5.97	41.77	3.47	10.13	1.93	7.47	2.40	2.92	0.60
category average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Effective January 30, 2018, the ICE BofAML U.S. Treasury Bill Index replaced the Bloomberg Barclays U.S. Aggregate Bond Index as the fund’s benchmark. In Putnam Management’s opinion, this index more accurately reflects the fund’s multisector investment approach.

* The fund’s benchmark, the ICE BofAML U.S. Treasury Bill Index, was introduced on 6/30/92, which post-dates the inception of the fund.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/18, there were 268, 265, 194, 107, 36, and 2 funds, respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 3/31/18

Distributions	Class A		Class B	Class C	Class M		Class R	ClassR6	Class Y
Number	6		6	6	6		6	6	6
Income	$0.198		$0.172	$0.174	$0.191		$0.190	$0.210	$0.206
Capital gains	—		—	—	—		—	—	—
Total	$0.198		$0.172	$0.174	$0.191		$0.190	$0.210	$0.206
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
9/30/17	$7.07	$7.36	$6.99	$6.94	$6.94	$7.17	$6.98	$7.00	$7.00
3/31/18	7.09	7.39	7.01	6.96	6.95	7.18	7.00	7.02	7.02
	Before	After	Net	Net	Before	After	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value
Current dividend
rate[1]	5.59%	5.36%	4.96%	5.00%	5.53%	5.35%	5.49%	5.98%	5.81%
Current 30-day
SEC yield[2]	N/A	4.29	3.72	3.72	N/A	4.09	4.22	4.82	4.73

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/17	1.00%	1.75%	1.75%	1.25%	1.25%	0.65%	0.75%
Annualized expense ratio for the
six-month period ended 3/31/18	0.98%	1.73%	1.73%	1.23%	1.23%	0.64%	0.73%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/17 to 3/31/18. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.96	$8.75	$8.75	$6.22	$6.23	$3.24	$3.70
Ending value (after expenses)	$1,031.30	$1,027.80	$1,028.30	$1,029.30	$1,030.50	$1,033.30	$1,032.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/18, use the following calculation method. To find the value of your investment on 10/1/17, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.94	$8.70	$8.70	$6.19	$6.19	$3.23	$3.68
Ending value (after expenses)	$1,020.04	$1,016.31	$1,016.31	$1,018.80	$1,018.80	$1,021.74	$1,021.29

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/18. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. Effective March 1, 2018, they are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government

12 Diversified Income Trust

agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. You cannot invest directly in an index.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Diversified Income Trust 13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2018, Putnam employees had approximately $509,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14 Diversified Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Diversified Income Trust 15

The fund’s portfolio 3/31/18 (Unaudited)

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)*	amount	Value
Agency collateralized mortgage obligations (17.0%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
18.644%, 4/15/37	$212,840	$296,172
Ser. 4509, Class CI, IO, 6.00%, 9/15/45	27,801,013	6,475,551
Ser. 4077, Class IK, IO, 5.00%, 7/15/42	14,485,381	3,047,203
IFB Ser. 3919, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%),
4.723%, 9/15/41	18,338,934	2,821,898
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	9,563,110	2,094,895
Ser. 4000, Class PI, IO, 4.50%, 1/15/42	12,332,438	2,428,010
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	16,010,142	3,078,686
IFB Ser. 4731, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
4.423%, 11/15/47	30,800,910	5,544,164
IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.323%, 4/15/47	15,909,704	3,196,896
IFB Ser. 4265, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.323%, 1/15/35	58,751,921	7,881,019
IFB Ser. 326, Class S2, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
4.173%, 3/15/44	15,242,799	2,524,426
IFB Ser. 311, Class S1, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
4.173%, 8/15/43	13,981,103	2,562,890
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	34,780,077	6,632,561
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	42,491,368	6,593,428
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	23,424,641	3,491,794
Ser. 4020, Class IA, IO, 4.00%, 3/15/27	12,099,114	1,271,374
Ser. 4484, Class TI, IO, 3.50%, 11/15/44	16,876,588	3,090,947
Ser. 4105, Class HI, IO, 3.50%, 7/15/41	7,528,512	809,668
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	35,067,301	2,504,156
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	24,472,496	2,441,547
Ser. 4210, Class PI, IO, 3.00%, 12/15/41	14,248,548	929,575
FRB Ser. 57, Class 1AX, IO, 0.365%, 7/25/43 W	10,985,261	117,905
Ser. 3314, PO, zero %, 11/15/36	25,424	24,732
Ser. 3326, Class WF, zero %, 10/15/35 W	35,784	25,736
Ser. 1208, Class F, PO, zero %, 2/15/22	8,811	8,459
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
17.705%, 3/25/36	620,397	909,799
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
12.528%, 11/25/34	168,950	193,716
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
(1 Month US LIBOR + 4.55%), 6.422%, 2/25/25	4,475,791	4,850,700
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	21,403,474	5,189,480
Ser. 15-69, IO, 6.00%, 9/25/45	26,258,602	6,092,232
Ser. 399, Class 2, IO, 5.50%, 11/25/39	37,664	8,531
Ser. 374, Class 6, IO, 5.50%, 8/25/36	1,533,534	315,441
Ser. 378, Class 19, IO, 5.00%, 6/25/35	1,691,941	342,427
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
4.579%, 4/25/42	9,364,753	1,607,628
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%),
4.529%, 4/25/40	12,071,986	2,157,868

16 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	$9,929,579	$2,306,297
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	12,387,968	1,681,171
Ser. 404, Class 2, IO, 4.50%, 5/25/40	138,317	28,597
Ser. 366, Class 22, IO, 4.50%, 10/25/35	348,944	11,579
IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.279%, 10/25/41	14,430,860	1,428,237
Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%),
4.079%, 2/25/43	47,012,097	8,579,707
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%),
4.029%, 10/25/41	33,784,275	4,476,417
Ser. 17-65, Class LI, IO, 4.00%, 8/25/47	21,193,444	3,543,332
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	13,296,455	2,385,437
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	23,500,035	3,689,270
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43	18,149,163	1,986,826
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	8,908,281	1,355,395
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	10,280,130	1,823,418
Ser. 405, Class 2, IO, 4.00%, 10/25/40	158,299	33,538
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	53,707,256	8,421,298
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	34,437,168	5,135,053
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43	8,779,796	1,038,869
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42	24,944,311	2,791,269
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	23,521,392	3,396,489
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41	32,350,965	4,886,678
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	44,060,051	4,891,283
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	15,051,414	1,032,407
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	10,759,821	841,471
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	31,309,255	2,364,256
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	20,973,986	2,195,452
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	16,976,923	1,048,325
FRB Ser. 01-50, Class B1, IO, 0.395%, 10/25/41 W	202,439	2,404
FRB Ser. 02-W8, Class 1, IO, 0.304%, 6/25/42 W	7,364,334	87,451
Ser. 99-51, Class N, PO, zero %, 9/17/29	49,352	45,033
Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	26,041	3,486
Ser. 00-T6, IO, 0.717%, 11/25/40 W	5,037,239	107,041
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	21,556,097	5,616,596
Ser. 17-79, Class IB, IO, 5.50%, 5/20/47	9,111,874	2,038,244
Ser. 17-52, Class DI, IO, 5.50%, 4/20/47	13,180,018	2,899,604
Ser. 18-37, IO, 5.00%, 3/20/48	21,477,000	4,993,403
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	14,142,465	3,323,479
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	12,065,526	2,702,436
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	23,044,404	5,111,249
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	39,001,944	8,665,764
Ser. 14-132, IO, 5.00%, 9/20/44	15,689,599	3,397,583
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	16,576,193	3,312,649
Ser. 14-4, Class PI, IO, 5.00%, 12/16/43	9,942,168	2,017,564
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43	11,412,674	2,206,755

Diversified Income Trust 17

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	$6,069,887	$1,317,754
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43	5,012,916	1,132,418
Ser. 12-146, IO, 5.00%, 12/20/42	10,892,653	2,415,555
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42	3,621,779	717,981
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40	4,162,925	259,164
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	1,207,769	106,018
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40	3,369,493	233,708
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	22,775,422	4,955,977
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	13,740,338	3,042,111
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	67,089,531	14,607,471
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	41,398,788	9,264,635
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	21,180,954	4,653,244
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	18,873,870	4,208,977
Ser. 17-160, Class AI, IO, 4.50%, 10/20/47	20,241,192	4,283,704
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	26,615,778	5,609,169
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	16,766,658	3,458,123
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	18,325,141	3,799,443
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	16,381,166	2,371,452
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	4,238,201	680,104
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	22,284,786	4,856,664
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40	1,047,075	116,358
Ser. 13-167, IO, 4.50%, 9/20/40	8,140,089	1,740,642
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	10,904,124	2,275,582
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	31,043,688	6,572,531
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	21,774,452	4,638,176
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	16,523,881	3,338,782
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	22,352,171	3,914,312
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39	5,767,444	564,113
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39	6,912,201	541,640
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.328%, 9/20/43	10,350,744	1,554,682
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.328%, 3/20/43	4,381,320	474,234
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
4.328%, 2/20/40	8,142,246	1,261,722
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.314%, 7/16/43	11,261,583	1,628,988
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.278%, 10/20/45	31,584,626	5,219,044
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.278%, 4/20/44	12,325,225	1,814,643
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.278%, 4/20/44	18,004,612	2,640,989
IFB Ser. 14-46, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.278%, 3/20/44	19,852,845	2,919,560
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
4.278%, 12/20/43	12,150,129	2,156,404
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	25,283,721	4,875,966
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	50,753,560	8,218,016

18 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	$30,038,543	$5,378,701
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44	11,444,693	1,864,798
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	15,162,197	3,268,579
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	13,755,119	2,588,763
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	14,521,170	1,791,036
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	9,048,765	1,661,986
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	9,923,115	1,904,742
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	5,428,686	931,486
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	17,128,388	2,877,980
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	6,072,289	1,182,395
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	20,478,635	3,095,507
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.778%, 8/20/44	32,102,716	4,614,766
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	21,555,195	4,146,007
Ser. 17-139, Class IG, IO, 3.50%, 9/20/47	16,310,500	2,769,522
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	48,139,869	6,191,654
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	22,778,949	2,712,062
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	17,814,433	2,347,689
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	11,626,505	1,448,783
Ser. 13-76, IO, 3.50%, 5/20/43	32,592,536	5,393,087
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	24,899,908	4,303,949
Ser. 13-28, IO, 3.50%, 2/20/43	9,071,719	1,514,070
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	20,473,153	3,491,696
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	18,862,528	3,101,943
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	13,924,127	2,250,139
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	36,228,385	7,401,749
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	28,009,731	5,561,108
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42	13,045,848	1,272,840
Ser. 14-62, Class CI, IO, 3.50%, 2/20/42	20,396,704	2,320,717
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	25,639,156	3,395,419
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41	32,096,773	4,012,097
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	37,487,461	4,972,787
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40	27,283,125	2,801,977
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	30,920,070	4,170,830
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	20,767,716	2,154,650
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	11,307,816	1,117,824
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67 W	67,323,715	8,280,817
Ser. 17-H05, Class CI, IO, 2.396%, 2/20/67 W	34,871,579	4,595,656
Ser. 17-H03, Class EI, IO, 2.367%, 1/20/67 W	29,943,842	4,603,866
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65 W	62,735,580	6,292,379
Ser. 17-H16, Class JI, IO, 2.333%, 8/20/67 W	45,183,908	6,551,667
Ser. 17-H02, Class BI, IO, 2.319%, 1/20/67 W	26,822,256	3,548,584
Ser. 17-H06, Class BI, IO, 2.239%, 2/20/67 W	64,793,874	8,390,806
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66 W	45,832,845	5,522,857
Ser. 17-H18, Class FI, IO, 2.202%, 9/20/67 W	45,022,289	6,584,509
Ser. 17-H16, IO, 2.181%, 8/20/67 W	44,260,989	5,822,577
Ser. 17-H11, Class TI, IO, 2.18%, 4/20/67 W	35,078,114	4,492,840
Ser. 16-H22, Class AI, IO, 2.156%, 10/20/66 W	54,622,151	6,790,626

Diversified Income Trust 19

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H12, Class QI, IO, 2.124%, 5/20/67 W	$58,188,573	$6,906,052
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66 W	118,079,986	14,925,310
Ser. 17-H06, Class MI, IO, 2.097%, 2/20/67 W	51,779,578	6,116,825
Ser. 17-H20, Class HI, IO, 2.066%, 10/20/67 W	42,683,212	6,189,066
Ser. 16-H24, Class JI, IO, 2.021%, 11/20/66 W	24,865,000	3,170,288
Ser. 16-H17, Class KI, IO, 1.95%, 7/20/66 W	31,108,593	3,616,374
Ser. 18-H01, IO, 1.949%, 12/20/67 W	30,074,915	4,518,816
Ser. 16-H27, Class EI, IO, 1.929%, 12/20/66 W	44,990,800	4,692,001
Ser. 15-H15, Class BI, IO, 1.922%, 6/20/65 W	78,389,302	8,289,982
Ser. 15-H18, Class BI, IO, 1.908%, 7/20/65 W	48,332,761	5,031,441
Ser. 17-H11, Class DI, IO, 1.878%, 5/20/67 W	33,438,755	3,594,666
Ser. 15-H12, Class AI, IO, 1.853%, 5/20/65 W	88,153,720	8,481,711
Ser. 15-H23, Class DI, IO, 1.845%, 9/20/65 W	43,710,975	4,378,266
Ser. 15-H15, Class AI, IO, 1.807%, 6/20/65 W	50,021,003	4,571,920
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67 W	103,786,441	10,783,412
FRB Ser. 15-H08, Class CI, IO, 1.797%, 3/20/65 W	70,486,152	6,631,196
Ser. 17-H09, IO, 1.795%, 4/20/67 W	51,013,571	5,315,665
Ser. 15-H20, Class BI, IO, 1.79%, 8/20/65 W	52,160,392	5,283,847
Ser. 15-H24, Class AI, IO, 1.787%, 9/20/65 W	41,864,121	4,222,750
Ser. 15-H10, Class BI, IO, 1.784%, 4/20/65 W	39,470,482	3,762,840
Ser. 17-H06, Class DI, IO, 1.777%, 2/20/67 W	38,688,172	3,547,706
Ser. 15-H23, Class BI, IO, 1.732%, 9/20/65 W	80,544,552	7,087,920
Ser. 15-H03, Class CI, IO, 1.72%, 1/20/65 W	75,525,633	6,850,553
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64 W	53,339,253	4,380,006
Ser. 16-H14, IO, 1.679%, 6/20/66 W	57,485,751	4,327,527
Ser. 16-H12, Class AI, IO, 1.659%, 7/20/65 W	60,918,599	5,245,945
Ser. 16-H18, IO, 1.653%, 8/20/66 W	65,584,806	4,946,144
Ser. 16-H08, Class AI, IO, 1.599%, 8/20/65 W	57,203,686	4,634,700
Ser. 15-H01, Class BI, IO, 1.57%, 1/20/65 W	46,685,984	3,327,357
Ser. 17-H03, Class HI, IO, 1.547%, 1/20/67 W	82,753,770	7,034,070
Ser. 14-H06, Class BI, IO, 1.487%, 2/20/64 W	50,783,903	2,761,781
Ser. 12-H29, Class AI, IO, 1.475%, 10/20/62 W	32,739,064	1,352,025
Ser. 12-H29, Class FI, IO, 1.475%, 10/20/62 W	32,739,064	1,352,025
Ser. 16-H06, Class CI, IO, 1.444%, 2/20/66 W	48,646,590	3,566,865
Ser. 06-36, Class OD, PO, zero %, 7/16/36	11,405	9,334
Ser. 06-64, PO, zero %, 4/16/34	472	472
		700,301,762
Commercial mortgage-backed securities (10.6%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5,
Class XW, IO, 0.003%, 2/10/51 W	28,445,383	284
Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.505%, 11/10/42 W	6,016,357	4,834,805
FRB Ser. 05-1, Class C, 5.505%, 11/10/42 W	8,629,000	3,453,930
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.525%, 1/12/45 W	5,417,000	4,956,555
Ser. 05-PWR7, Class D, 5.304%, 2/11/41 W	4,190,000	4,151,745
Ser. 05-PWR7, Class C, 5.235%, 2/11/41 W	4,945,000	4,994,450
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	5,302,593	5,322,744

20 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 5.698%, 9/11/42 W	$4,680,000	$4,667,292
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default) † W	8,260,000	3,355,212
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO,
zero %, 11/15/44 W	9,945,778	388
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.755%, 12/15/47 W	13,980,000	13,572,731
Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B,
6.19%, 3/15/49 W	77,200	76,856
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21,
Class D, 4.836%, 5/10/47 W	7,280,000	6,284,336
COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3,
Class AJ, 5.812%, 5/15/46 W	8,266,697	8,393,096
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.756%, 10/15/45 W	8,233,000	6,930,869
FRB Ser. 14-CR18, Class D, 4.735%, 7/15/47 W	15,607,000	13,814,692
FRB Ser. 13-CR9, Class D, 4.267%, 7/10/45 W	5,143,000	4,270,387
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	7,971,208
Ser. 13-LC13, Class E, 3.719%, 8/10/46 W	11,140,000	7,532,044
Ser. 14-CR18, Class E, 3.60%, 7/15/47	11,801,000	7,506,250
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX,
IO, 0.574%, 12/15/39 W	21,674,735	238,422
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.199%, 2/15/41 W	10,825,000	8,849,438
FRB Ser. 07-C4, Class C, 5.966%, 9/15/39 W	4,095,906	4,151,372
Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882%, 7/15/37	3,118,524	3,143,473
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38
(Cayman Islands)	2,799,451	2,897,431
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.798%, 4/15/50 W	11,242,000	9,846,778
GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3,
Class B, 4.965%, 12/10/41	290,263	294,510
GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO,
1.249%, 7/10/39 W	2,646,342	5,822
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.653%, 1/10/45 W	1,316,248	1,230,442
Ser. 11-GC3, Class E, 5.00%, 3/10/44 W	5,904,000	5,510,729
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.83%, 2/15/47 W	3,108,000	2,733,760
FRB Ser. 14-C19, Class D, 4.66%, 4/15/47 W	5,988,000	5,279,195
FRB Ser. 14-C18, Class E, 4.33%, 2/15/47 W	7,852,000	5,622,982
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47 W	9,026,000	7,243,176
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48 W	6,746,000	5,777,347
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	15,725,000	9,582,296
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 05-LDP4, Class C, 5.596%, 10/15/42 W	1,520,415	1,527,406
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.174%, 2/12/51 W	2,960,336	3,026,943
FRB Ser. 11-C3, Class E, 5.674%, 2/15/46 W	6,022,000	5,891,611

Diversified Income Trust 21

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C8, Class E, 4.655%, 10/15/45 W	$1,151,999	$1,084,382
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	9,312,000	6,610,226
LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G,
6.41%, 6/15/31	399,297	399,617
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C,
5.482%, 9/15/39 (In default) † W	25,155,000	2,258,919
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.112%, 4/20/48 W	9,081,000	7,957,499
Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.498%, 2/12/51 W	63,872	63,776
Ser. 04-KEY2, Class D, 5.046%, 8/12/39 W	825,009	811,983
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 5.045%, 12/15/49 W	1,754,965	78,096
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.706%, 8/15/47 W	24,888,000	21,239,817
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	4,901,000	3,503,524
Ser. 14-C15, Class F, 4.00%, 4/15/47	8,998,000	6,406,974
Ser. 14-C17, Class E, 3.50%, 8/15/47	9,096,000	5,849,847
Ser. 14-C18, Class D, 3.389%, 10/15/47	13,077,440	9,610,611
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	21,393,000	1,069,650
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	5,560,000	5,278,688
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.238%, 1/11/43 W	7,857,000	7,927,713
FRB Ser. 08-T29, Class F, 6.238%, 1/11/43 W	7,212,000	6,995,640
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39 W	2,572,653	2,551,763
FRB Ser. 12-C4, Class E, 5.421%, 3/15/45 W	3,991,000	3,641,788
STRIPS CDO 144A Ser. 03-1A, Class N, IO, 1.156%, 3/24/19
(Cayman Islands) W	1,590,000	15,900
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	4,474,732	335,605
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.895%, 5/10/63 W	6,847,000	4,566,853
Ser. 13-C6, Class E, 3.50%, 4/10/46	19,613,000	13,585,827
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45 W	5,224,097	4,989,012
FRB Ser. 05-C21, Class D, 5.296%, 10/15/44 W	17,760,000	17,670,016
FRB Ser. 07-C34, IO, 0.15%, 5/15/46 W	12,482,524	6,241
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46 W	14,132,111	11,827,333
Ser. 14-LC16, Class D, 3.938%, 8/15/50	13,571,000	11,089,326
Ser. 13-LC12, Class E, 3.50%, 7/15/46	15,829,000	10,551,627
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.671%, 11/15/44 W	508,000	503,757
Ser. 12-C6, Class E, 5.00%, 4/15/45 W	4,822,000	4,259,273
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	8,644,000	7,251,469
FRB Ser. 14-C19, Class E, 4.972%, 3/15/47 W	6,483,000	4,730,172
FRB Ser. 13-UBS1, Class E, 4.623%, 3/15/46 W	8,576,000	6,534,105

22 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46 W	$22,039,996	$18,697,005
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45 W	17,626,000	15,386,948
Ser. 14-C19, Class D, 4.234%, 3/15/47	2,836,000	2,425,719
Ser. 13-C12, Class E, 3.50%, 3/15/48	15,114,000	11,118,645
		433,828,353
Residential mortgage-backed securities (non-agency) (11.5%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.456%, 11/27/36 W	11,668,871	9,743,507
FRB Ser. 12-RR5, Class 4A8, (1 Month US LIBOR + 0.17%),
1.791%, 6/26/35	4,042,177	3,989,266
Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1,
3.684%, 9/25/35 W	3,960,786	4,016,869
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1,
(1 Month US LIBOR + 0.23%), 2.102%, 9/25/46	7,605,475	6,858,313
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month
US LIBOR + 4.75%), 6.622%, 10/25/27 (Bermuda)	2,376,000	2,488,860
Chevy Chase Funding LLC Mortgage-Backed Certificates 144A FRB
Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.801%, 11/25/47	5,087,088	4,110,665
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%),
2.222%, 3/25/37	11,826,387	9,909,251
FRB Ser. 07-AMC3, Class A2B, (1 Month US LIBOR + 0.18%),
2.052%, 3/25/37	1,632,020	1,348,730
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.566%, 6/25/46 W	3,861,642	3,416,394
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.243%, 8/25/46	6,660,259	5,765,163
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.223%, 6/25/46	14,059,172	12,250,302
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%),
2.222%, 9/25/35	33,601,782	32,233,238
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%),
2.212%, 2/25/37	6,873,871	4,232,601
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%),
2.152%, 11/20/35	28,232,184	27,400,829
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%),
2.062%, 8/25/46	5,276,133	4,379,190
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%),
2.062%, 8/25/46	8,508,798	7,189,934
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
2.062%, 8/25/46	16,539,628	13,980,781
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4,
Class A2, (1 Month US LIBOR + 0.19%), 2.062%, 12/25/36	12,923,915	7,870,924
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B,
(1 Month US LIBOR + 10.50%), 12.372%, 5/25/28	6,345,373	8,812,664
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
(1 Month US LIBOR + 10.00%), 11.872%, 7/25/28	765,089	1,046,624
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 11.222%, 4/25/28	11,959,193	16,215,148

Diversified Income Trust 23

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B,
(1 Month US LIBOR + 7.55%), 9.422%, 12/25/27	$8,567,897	$10,481,211
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 7.022%, 10/25/29	5,060,000	5,684,043
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.022%, 11/25/28	2,950,000	3,503,300
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1,
(1 Month US LIBOR + 4.95%), 6.822%, 7/25/29	3,062,000	3,388,043
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 5.722%, 3/25/29	3,145,000	3,506,924
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%),
5.422%, 8/25/29	1,528,000	1,657,370
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2,
(1 Month US LIBOR + 2.35%), 4.222%, 4/25/30	1,950,000	1,967,210
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
(1 Month US LIBOR + 12.25%), 14.122%, 9/25/28	13,992,109	21,117,609
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 13.622%, 10/25/28	7,745,000	11,411,325
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
(1 Month US LIBOR + 11.75%), 13.622%, 8/25/28	7,845,099	11,531,015
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 7.772%, 10/25/28	9,077,000	10,647,306
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 7.572%, 4/25/28	24,275,098	28,105,881
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 7.372%, 9/25/29	17,930,000	19,755,379
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.172%, 10/25/28	4,103,000	4,849,064
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2,
(1 Month US LIBOR + 5.00%), 6.872%, 7/25/25	15,408,446	17,495,744
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 6.872%, 7/25/25	7,805,621	8,679,413
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1,
(1 Month US LIBOR + 4.85%), 6.722%, 10/25/29	5,357,000	5,868,231
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 6.322%, 1/25/29	1,010,000	1,126,922
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 6.222%, 5/25/29	3,840,000	4,258,245
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 6.172%, 2/25/25	5,348,719	5,872,705
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.122%, 4/25/29	510,000	575,393
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.122%, 1/25/29	2,880,000	3,251,146
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 5.872%, 5/25/25	1,586,313	1,732,971
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
(1 Month US LIBOR + 4.00%), 5.872%, 5/25/25	2,566,429	2,767,038
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.522%, 9/25/29	1,640,000	1,779,433

24 Diversified Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (39.1%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.472%, 1/25/30	$4,270,000	$4,252,074
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.422%, 7/25/29	3,027,000	3,270,901
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 5.123%, 7/25/30	2,660,000	2,627,130
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 4.672%, 2/25/30	4,820,000	4,966,656
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2,
(1 Month US LIBOR + 2.60%), 4.472%, 5/25/24	877,000	928,778
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2B1,
(1 Month US LIBOR + 4.00%), 4.26%, 8/25/30	2,208,000	2,149,999
Federal National Mortgage Association 144A Connecticut Avenue
Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%),
7.622%, 7/25/29	4,310,000	5,013,711
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month
US LIBOR + 0.18%), 2.052%, 5/25/36	12,585,257	6,689,064
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month
US LIBOR + 0.31%), 2.182%, 5/25/37	8,710,264	6,548,110
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO,
(1 Month US LIBOR + 0.20%), 2.072%, 6/25/37	6,428,231	3,985,503
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 4.554%, 3/25/28 (Bermuda)	6,240,000	6,253,104
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1A, (1 Month US LIBOR + 0.21%), 2.082%, 8/25/36	13,475,431	11,858,380
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.324%, 9/25/35 W	7,444,964	7,474,014
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
2.362%, 10/25/45	11,600,559	11,544,531
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%),
2.272%, 12/25/45	3,507,633	3,440,637
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%),
2.222%, 12/25/45	3,373,140	3,291,284
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR5, Class 1A1, 4.024%, 4/25/36 W	5,205,603	5,231,631
FRB Ser. 06-AR2, Class 1A1, 3.707%, 3/25/36 W	5,120,624	5,154,230
		472,951,911
Total mortgage-backed securities (cost $1,606,045,636)		$1,607,082,026

	Principal
CORPORATE BONDS AND NOTES (26.6%)*	amount	Value
Basic materials (3.5%)
A Schulman, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 6/1/23	$980,000	$1,033,900
AK Steel Corp. company guaranty sr. unsec. notes
6.375%, 10/15/25	995,000	937,788
Allegheny Technologies, Inc. sr. unsec. unsub. notes
7.875%, 8/15/23	1,585,000	1,723,688
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95%, 1/15/21	515,000	525,300

Diversified Income Trust 25

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Basic materials cont.
Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec.
notes 6.25%, 2/1/25 (Netherlands)	$2,980,000	$3,017,250
American Woodmark Corp. 144A company guaranty sr. unsec.
notes 4.875%, 3/15/26	2,531,000	2,474,053
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	1,760,000	1,911,800
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	2,255,000	2,666,538
Axalta Coating Systems, LLC 144A company guaranty sr. unsec.
unsub. notes 4.875%, 8/15/24	1,865,000	1,871,994
Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25	2,300,000	2,190,750
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub.
notes 6.375%, 10/1/23	2,021,000	2,122,050
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr.
notes 7.25%, 9/1/25	2,710,000	2,811,625
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	2,570,000	2,570,000
Boise Cascade Co. 144A company guaranty sr. unsec. notes
5.625%, 9/1/24	3,612,000	3,693,270
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes
5.625%, 9/1/24	1,900,000	1,909,500
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	2,020,000	2,032,626
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	6,010,000	6,130,200
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%,
4/1/24 (Mexico)	2,200,000	2,266,000
Cemex SAB de CV 144A company guaranty sr. notes 6.125%,
5/5/25 (Mexico)	800,000	832,160
CF Industries, Inc. company guaranty sr. unsec. bonds
4.95%, 6/1/43	3,256,000	2,840,860
Chemours Co. (The) company guaranty sr. unsec. notes
5.375%, 5/15/27	1,241,000	1,244,103
Chemours Co. (The) company guaranty sr. unsec. unsub. notes
7.00%, 5/15/25	1,764,000	1,905,120
Compass Minerals International, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 7/15/24	4,364,000	4,276,720
Constellium NV 144A company guaranty sr. unsec. notes 5.875%,
2/15/26 (Netherlands)	2,615,000	2,601,925
Constellium NV 144A company guaranty sr. unsec. notes 5.75%,
5/15/24 (Netherlands)	2,370,000	2,328,525
Cornerstone Chemical Co. 144A company guaranty sr. notes
6.75%, 8/15/24	4,008,000	3,986,757
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes
8.00%, 10/1/21	1,596,000	1,609,965
Crown Americas, LLC/Crown Americas Capital Corp. VI 144A
company guaranty sr. unsec. notes 4.75%, 2/1/26	1,015,000	982,013
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.50%, 4/1/25 (Canada)	5,510,000	5,420,463
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 7.25%, 5/15/22 (Canada)	581,000	581,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.875%, 3/1/26 (Canada)	1,760,000	1,672,000
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/24 (Canada)	520,000	493,350
Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25	2,411,000	2,386,890

26 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Basic materials cont.
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes
6.875%, 2/15/23 (Indonesia)	$1,943,000	$2,083,868
GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	2,170,000	2,388,953
GCP Applied Technologies, Inc. 144A sr. unsec. notes
5.50%, 4/15/26	1,785,000	1,780,538
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes
7.625%, 1/15/25 (Canada)	1,655,000	1,748,094
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,912,000	1,840,301
James Hardie International Finance DAC 144A sr. unsec. bonds
5.00%, 1/15/28 (Ireland)	1,430,000	1,387,100
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	1,078,000	1,188,495
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 10.50%, 4/15/23	2,171,000	2,409,810
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A
company guaranty sr. unsec. notes 7.00%, 4/15/25	1,937,000	2,004,795
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes
4.875%, 9/15/24	645,000	646,613
Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	635,000	674,688
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	2,306,000	2,415,535
Mercer International, Inc. 144A sr. unsec. notes 5.50%,
1/15/26 (Canada)	1,200,000	1,191,000
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes
6.25%, 11/15/22 (Canada)	2,813,000	2,872,777
New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)	525,000	536,813
Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes
7.125%, 11/1/22	805,000	821,100
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	2,099,000	1,994,050
NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%,
6/1/24 (Canada)	1,181,000	1,130,808
Novelis Corp. 144A company guaranty sr. unsec. bonds
5.875%, 9/30/26	2,051,000	2,009,980
Novelis Corp. 144A company guaranty sr. unsec. notes
6.25%, 8/15/24	3,000,000	3,075,000
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes
6.625%, 4/15/27	2,157,000	2,232,495
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	940,000	940,000
Platform Specialty Products Corp. 144A company guaranty sr.
unsec. notes 5.875%, 12/1/25	3,665,000	3,582,538
Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec.
unsub. notes 7.50%, 11/20/25 (Ireland)	2,446,000	2,932,143
Steel Dynamics, Inc. company guaranty sr. unsec. notes
5.00%, 12/15/26	1,692,000	1,692,000
Steel Dynamics, Inc. company guaranty sr. unsec. notes
4.125%, 9/15/25	570,000	542,925
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.50%, 10/1/24	1,985,000	2,046,932
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
5.25%, 4/15/23	1,557,000	1,576,463

Diversified Income Trust 27

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Basic materials cont.
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
4.75%, 1/15/22 (Canada)		$763,000	$772,538
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes
3.75%, 2/1/23 (Canada)		672,000	645,927
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		2,285,000	2,382,113
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		1,350,000	1,326,375
Tronox Finance PLC 144A company guaranty sr. unsec. notes
5.75%, 10/1/25 (United Kingdom)		750,000	729,375
Tronox, Inc. 144A company guaranty sr. unsec. notes
6.50%, 4/15/26		1,790,000	1,790,000
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 6/1/24		2,699,000	2,800,213
Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23		382,000	393,938
USG Corp. 144A company guaranty sr. unsec. bonds
4.875%, 6/1/27		2,224,000	2,246,240
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,858,000	1,936,965
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes
6.00%, 2/1/23		1,745,000	1,736,275
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes
5.625%, 10/1/24		1,440,000	1,483,200
			143,039,156
Capital goods (1.5%)
Advanced Disposal Services, Inc. 144A sr. unsec. notes
5.625%, 11/15/24		3,082,000	3,112,820
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes
4.75%, 10/1/27		489,000	460,883
ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg) ‡‡	EUR	1,200,000	1,556,199
ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23
(Luxembourg) ‡‡		$811,000	845,468
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		3,765,000	4,005,019
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		1,390,000	1,396,950
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)		1,568,000	1,637,776
Berry Global, Inc. 144A notes 4.50%, 2/15/26		725,000	686,032
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		3,190,000	3,497,038
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		1,800,000	1,863,000
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6.875%, 12/15/20		3,209,000	3,473,743
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds
7.375%, 12/15/26		2,765,000	3,082,975
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		2,107,000	2,063,543
Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		2,215,000	2,250,994
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%,
3/1/23 (Canada)		1,075,000	1,056,188
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec.
notes 8.00%, 5/15/22		4,270,000	4,376,750

28 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Capital goods cont.
Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)	EUR	600,000	$747,166
Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/25		$1,865,000	$1,920,950
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes
4.875%, 12/15/25		1,670,000	1,619,900
Tennant Co. company guaranty sr. unsec. unsub. notes
5.625%, 5/1/25		1,585,000	1,616,700
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.375%, 12/15/24		2,920,000	2,956,500
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
5.00%, 7/15/26		183,000	177,565
TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%,
7/15/23 (United Kingdom)		1,568,000	1,646,400
Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec.
notes 7.75%, 4/15/26 (Canada)		4,600,000	4,585,625
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.50%, 5/15/25		645,000	651,450
TransDigm, Inc. company guaranty sr. unsec. sub. notes
6.375%, 6/15/26		1,691,000	1,703,683
TransDigm, Inc. company guaranty sr. unsec. unsub. notes
6.50%, 7/15/24		2,155,000	2,208,875
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		3,142,000	3,067,378
Wabash National Corp. 144A company guaranty sr. unsec. notes
5.50%, 10/1/25		1,020,000	994,500
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		1,472,000	1,453,601
Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		2,644,000	2,597,731
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.75%, 4/29/25		790,000	799,875
			64,113,277
Communication services (3.1%)
Altice Financing SA 144A company guaranty sr. notes 6.625%,
2/15/23 (Luxembourg)		1,050,000	1,039,500
Altice Financing SA 144A company guaranty sr. unsub. notes
7.50%, 5/15/26 (Luxembourg)		670,000	656,600
Altice Finco SA 144A company guaranty sr. unsec. unsub. notes
7.625%, 2/15/25 (Luxembourg)		540,000	532,575
Altice Luxembourg SA company guaranty sr. unsec. sub. notes
Ser. REGS, 6.25%, 2/15/25 (Luxembourg)	EUR	1,185,000	1,359,371
Altice Luxembourg SA 144A company guaranty sr. unsec. notes
7.75%, 5/15/22 (Luxembourg)		$5,005,000	4,642,138
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 5/1/26		2,830,000	2,769,863
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company
guaranty sr. unsec. notes 5.875%, 4/1/24		2,520,000	2,557,800
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.875%, 5/1/27		315,000	315,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
notes 5.75%, 2/15/26		1,527,000	1,519,380
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/27		1,385,000	1,314,919
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 5/1/23		5,387,000	5,393,734

Diversified Income Trust 29

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Communication services cont.
CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23	$661,000	$642,823
CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20	380,000	382,850
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. sub. notes 7.75%, 7/15/25	5,440,000	5,752,800
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. notes 7.50%, 4/1/28	2,230,000	2,280,175
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	1,610,000	1,607,988
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21	598,000	595,758
CommScope Technologies Finance, LLC 144A sr. unsec. notes
6.00%, 6/15/25	2,754,000	2,865,538
CommScope Technologies, LLC 144A company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/27	3,991,000	3,791,450
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	5,050,000	4,803,813
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	2,060,000	2,147,550
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25	1,483,000	1,742,510
CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23	1,140,000	1,265,400
Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%,
3/1/23 (Jamaica)	6,600,000	5,915,250
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	615,000	460,866
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	1,578,000	1,319,729
Frontier Communications Corp. 144A company guaranty notes
8.50%, 4/1/26	2,804,000	2,712,871
Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes
Ser. REGS, 4.875%, 5/15/22 (United Kingdom)	1,396,000	1,357,610
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%,
7/15/25 (Bermuda)	5,329,000	4,969,293
SFR Group SA 144A company guaranty sr. notes 6.00%,
5/15/22 (France)	3,679,000	3,591,624
SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)	4,231,000	3,982,429
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes
6.875%, 11/15/28	62,000	57,816
Sprint Communications, Inc. 144A company guaranty sr. unsec.
notes 9.00%, 11/15/18	854,000	880,688
Sprint Corp. company guaranty sr. unsec. sub. notes
7.875%, 9/15/23	10,036,000	10,236,720
Sprint Corp. company guaranty sr. unsec. sub. notes
7.25%, 9/15/21	3,845,000	3,974,769
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	1,299,375	1,291,254
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.625%, 4/1/23	2,443,000	2,518,733
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.375%, 3/1/25	3,740,000	3,908,300
T-Mobile USA, Inc. company guaranty sr. unsec. notes
6.00%, 3/1/23	1,889,000	1,964,560
T-Mobile USA, Inc. company guaranty sr. unsec. notes
5.375%, 4/15/27	1,010,000	1,017,575
T-Mobile USA, Inc. company guaranty sr. unsec. notes
4.00%, 4/15/22	555,000	552,225

30 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds
4.75%, 2/1/28		$1,760,000	$1,691,801
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes
4.50%, 2/1/26		730,000	700,800
Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%,
8/15/24 (Luxembourg)	EUR	2,690,000	3,501,123
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)	EUR	4,045,000	5,605,647
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%,
7/15/22 (Canada)		$3,535,000	3,588,025
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)		955,000	935,900
Virgin Media Finance PLC 144A company guaranty sr. unsec.
unsub. notes 4.50%, 1/15/25 (United Kingdom)	EUR	3,165,000	3,940,132
Virgin Media Secured Finance PLC company guaranty sr. notes
Ser. REGS, 5.125%, 1/15/25 (United Kingdom)	GBP	600,000	858,864
Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	1,350,000	1,866,730
Windstream Services, LLC company guaranty sr. unsec. notes
6.375%, 8/1/23		$4,137,000	2,368,433
Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%,
1/15/25 (Netherlands)	EUR	1,025,000	1,267,782
			127,017,084
Consumer cyclicals (4.3%)
ADT Corp. (The) company guaranty sr. unsub. notes
4.125%, 6/15/23		$1,367,000	1,284,980
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
notes 6.125%, 5/15/27		214,000	210,811
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/26		756,000	742,770
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.875%, 2/15/22		1,707,000	1,728,338
AMC Entertainment Holdings, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 6/15/25		939,000	924,915
American Builders & Contractors Supply Co., Inc. 144A sr. unsec.
notes 5.75%, 12/15/23		1,977,000	2,026,425
American Tire Distributors, Inc. 144A sr. unsec. sub. notes
10.25%, 3/1/22		3,180,000	3,247,575
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes
6.875%, 5/15/23		936,000	987,480
Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		815,000	836,394
Brookfield Residential Properties, Inc./Brookfield Residential
US Corp. 144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)		2,485,000	2,534,700
CBS Radio, Inc. 144A company guaranty sr. unsec. notes
7.25%, 11/1/24		2,952,000	3,007,350
Cinemark USA, Inc. company guaranty sr. unsec. notes
5.125%, 12/15/22		6,000	6,105
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes
4.875%, 6/1/23		2,061,000	2,034,825
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. sub. notes 7.625%, 3/15/20		978,000	975,555

Diversified Income Trust 31

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company guaranty sr.
unsec. unsub. notes 6.50%, 11/15/22		$4,577,000	$4,671,744
Codere Finance 2 Luxembourg SA company guaranty sr. notes
Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	1,200,000	1,543,693
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		$6,229,000	6,026,558
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 10/15/25		2,790,000	2,674,717
Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		4,149,000	4,507,474
Diamond Resorts International, Inc. 144A sr. unsec. notes
10.75%, 9/1/24		1,110,000	1,205,738
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		1,394,000	1,474,852
Gartner, Inc. 144A company guaranty sr. unsec. notes
5.125%, 4/1/25		1,940,000	1,940,000
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 11/1/20		1,647,000	1,676,893
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 4/15/26		1,000,000	1,015,000
Gray Television, Inc. 144A company guaranty sr. unsec. notes
5.875%, 7/15/26		1,540,000	1,497,650
Great Canadian Gaming Corp. 144A company guaranty sr. unsec.
notes 6.625%, 7/25/22 (Canada)	CAD	3,471,000	2,765,538
GW Honos Security Corp. 144A company guaranty sr. unsec. notes
8.75%, 5/15/25 (Canada)		$2,290,000	2,398,775
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		1,375,000	1,345,782
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27		2,080,000	2,056,600
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		2,830,000	2,794,625
iHeartCommunications, Inc. company guaranty sr. notes 9.00%,
12/15/19 (In default) †		581,000	458,264
IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany) ‡‡		1,985,000	1,913,044
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)		1,345,000	1,351,725
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)		450,000	433,125
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty notes 10.25%, 11/15/22		5,216,000	5,685,440
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company
guaranty sr. notes 6.75%, 11/15/21		3,779,000	3,901,818
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		645,000	683,700
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds
7.40%, 4/1/37		1,361,000	911,870
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.875%, 12/15/27		1,050,000	992,250
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes
4.625%, 12/15/25		1,200,000	1,143,000
Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%,
10/15/19 ‡‡		2,067,000	2,067,000
Lennar Corp. 144A company guaranty sr. unsec. sub. notes
5.875%, 11/15/24		835,000	864,225

32 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Consumer cyclicals cont.
Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes
5.875%, 11/1/24		$1,817,000	$1,885,138
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 11/1/24		845,000	823,875
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 3/15/26		1,230,000	1,245,375
Masaria Investments SAU sr. notes Ser. REGS, 5.00%,
9/15/24 (Spain)	EUR	1,180,000	1,452,584
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		$1,105,000	1,135,388
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		1,355,000	1,366,856
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		2,055,000	2,108,944
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		3,372,000	3,372,000
Neiman Marcus Group, LLC (The) company guaranty sr. notes
7.125%, 6/1/28		1,317,000	1,020,675
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.75% (9.50%), 10/15/21 ‡‡		1,531,445	968,639
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub.
notes 8.00%, 10/15/21		1,280,000	809,600
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec.
notes 5.625%, 8/1/24		5,369,000	5,260,010
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr.
unsec. notes 5.00%, 2/1/25 (Luxembourg)		1,020,000	1,005,975
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty
sr. unsec. sub. notes 5.00%, 4/15/22		1,272,000	1,271,008
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		2,510,000	2,544,513
Outfront Media Capital, LLC/Outfront Media Capital Corp.
company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		246,000	246,308
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		2,207,000	2,237,172
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		1,260,000	1,214,703
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.75%, 10/1/22		4,243,000	4,349,075
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.50%, 5/15/26		733,000	720,173
Penske Automotive Group, Inc. company guaranty sr. unsec. sub.
notes 5.375%, 12/1/24		1,901,000	1,910,505
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		740,000	419,950
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes
7.875%, 6/15/32		2,075,000	2,479,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
144A sr. notes 6.125%, 8/15/21		3,266,000	3,135,360
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		2,583,000	2,605,602
Scientific Games International, Inc. company guaranty sr. unsec.
notes 10.00%, 12/1/22		6,036,000	6,500,017
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
sub. notes 5.625%, 8/1/24		4,445,000	4,411,663
Sinclair Television Group, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.125%, 2/15/27		1,392,000	1,291,080
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes
6.00%, 7/15/24		1,848,000	1,901,130

Diversified Income Trust 33

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		$2,737,000	$2,576,201
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 4/15/27		2,830,000	2,801,700
Six Flags Entertainment Corp. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 7/31/24		3,030,000	2,950,463
Spectrum Brands, Inc. company guaranty sr. unsec. notes
5.75%, 7/15/25		2,045,000	2,085,900
Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes
6.625%, 11/15/22		90,000	92,925
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		156,000	159,900
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		2,416,000	2,446,201
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		145,000	136,438
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP
Gaming Finance Corp. 144A company guaranty sr. unsub. notes
5.875%, 5/15/25		1,565,000	1,490,663
Takko Luxembourg 2 SCA company guaranty sr. notes Ser. REGS,
5.375%, 11/15/23 (Luxembourg)	EUR	1,200,000	1,432,155
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty
sr. unsec. unsub. notes 5.875%, 6/15/24		$1,945,000	1,973,592
Tribune Media Co. company guaranty sr. unsec. notes
5.875%, 7/15/22		1,804,000	1,828,806
Univision Communications, Inc. 144A company guaranty sr. sub.
notes 5.125%, 2/15/25		2,003,000	1,867,798
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr.
unsec. notes 8.75%, 7/15/25		4,119,000	4,211,678
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes
5.50%, 4/15/26		560,000	562,800
Wolverine World Wide, Inc. 144A company guaranty sr. unsec.
bonds 5.00%, 9/1/26		1,220,000	1,189,500
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec.
notes 5.375%, 4/15/26		1,630,000	1,630,000
Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		2,798,000	2,779,266
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company
guaranty sr. unsec. sub. notes 5.25%, 5/15/27		3,791,000	3,719,919
			176,178,171
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty
notes 5.00%, 10/15/25 (Canada)		2,285,000	2,179,319
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
sub. notes 4.25%, 5/15/24 (Canada)		1,575,000	1,506,488
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		2,155,000	2,214,263
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,770,000	1,681,500
Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		1,735,000	1,665,600
BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A
company guaranty sub. notes 9.25%, 3/15/24		4,617,000	4,950,255
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes
8.50%, 7/15/25		5,135,000	5,346,819
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes
8.00%, 2/15/22		1,892,000	1,674,420
Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		6,489,000	6,716,115

34 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Consumer staples cont.
Dean Foods Co. 144A company guaranty sr. unsec. notes
6.50%, 3/15/23		$2,870,000	$2,722,913
Diamond (BC) BV sr. unsec. notes Ser. REGS, 5.625%, 8/15/25	EUR	600,000	706,871
Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	2,355,000	2,774,469
Europcar Groupe SA sr. notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	1,200,000	1,477,647
Fresh Market, Inc. (The) 144A company guaranty sr. notes
9.75%, 5/1/23		$1,388,000	805,040
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes
8.75%, 10/1/25		4,466,000	4,633,475
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		4,163,000	4,183,773
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		2,342,000	2,307,573
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.25%, 6/1/26		1,680,000	1,673,700
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 5.00%, 6/1/24		1,680,000	1,669,500
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC
144A company guaranty sr. unsec. notes 4.75%, 6/1/27		1,055,000	1,015,438
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26		1,799,000	1,783,259
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.625%, 11/1/24		440,000	436,151
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		2,824,000	2,781,640
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		1,595,000	1,533,752
Revlon Consumer Products Corp. company guaranty sr. unsec.
notes 6.25%, 8/1/24		4,293,000	2,645,562
Revlon Consumer Products Corp. company guaranty sr. unsec.
sub. notes 5.75%, 2/15/21		830,000	643,250
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23		2,784,000	2,804,881
			64,533,673
Energy (5.0%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		765,000	774,563
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company
guaranty sr. unsec. notes 7.875%, 12/15/24		5,467,000	5,692,514
Antero Resources Corp. company guaranty sr. unsec. notes
5.625%, 6/1/23		783,000	798,660
Antero Resources Corp. company guaranty sr. unsec. sub. notes
5.375%, 11/1/21		2,529,000	2,573,258
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr.
unsec. notes 10.00%, 4/1/22		1,042,000	1,125,360
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes
5.125%, 6/1/21 (Canada)		710,000	663,850
Calfrac Holdings LP 144A company guaranty sr. unsec. unsub.
notes 7.50%, 12/1/20		1,595,000	1,569,081
California Resources Corp. company guaranty sr. unsec. sub. notes
5.00%, 1/15/20		1,102,000	991,800
California Resources Corp. 144A company guaranty notes
8.00%, 12/15/22		1,011,000	793,635
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		985,000	1,131,519
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.875%, 3/31/25		3,982,000	4,166,168

Diversified Income Trust 35

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Energy cont.
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	$1,595,000	$1,583,038
Chesapeake Energy Corp. company guaranty sr. unsec. notes
5.75%, 3/15/23	302,000	272,178
Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22	1,073,000	1,136,039
Chesapeake Energy Corp. 144A company guaranty sr. unsec.
bonds 8.00%, 6/15/27	671,000	640,805
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes
8.00%, 1/15/25	2,750,000	2,660,626
Continental Resources, Inc. company guaranty sr. unsec. bonds
4.90%, 6/1/44	3,954,000	3,785,955
Continental Resources, Inc. company guaranty sr. unsec. notes
3.80%, 6/1/24	5,536,000	5,328,400
Continental Resources, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 4/15/23	1,152,000	1,164,961
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	2,787,000	2,759,130
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes
5.625%, 10/15/25	1,860,000	1,841,400
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
6.375%, 8/15/21	367,000	309,198
Denbury Resources, Inc. 144A company guaranty notes
9.00%, 5/15/21	1,927,000	1,975,175
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 5/31/25	2,073,000	2,105,132
Diamondback Energy, Inc. company guaranty sr. unsec. unsub.
notes 4.75%, 11/1/24	720,000	711,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
bonds 5.75%, 1/30/28	2,105,000	2,094,475
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec.
notes 5.50%, 1/30/26	835,000	828,738
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	4,600,000	4,375,751
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	1,368,000	1,255,141
EP Energy, LLC/Everest Acquisition Finance, Inc. company
guaranty sr. unsec. sub. notes 9.375%, 5/1/20	801,000	744,930
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 9.375%, 5/1/24	3,236,000	2,301,606
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty notes 8.00%, 2/15/25	1,145,000	764,288
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company
guaranty sr. notes 8.00%, 11/29/24	526,000	528,630
Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26	2,172,000	2,052,540
Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes
9.25%, 4/23/19 (Russia)	1,042,000	1,104,707
Hess Infrastructure Partners LP/Hess Infrastructure Partners
Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	2,192,000	2,153,641
Holly Energy Partners LP/Holly Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6.00%, 8/1/24	2,810,000	2,866,200
Indigo Natural Resources, LLC 144A sr. unsec. notes
6.875%, 2/15/26	1,765,000	1,663,513

36 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Energy cont.
Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company
guaranty sr. unsec. notes 7.25%, 10/15/25	$1,329,000	$1,196,100
Lukoil International Finance BV 144A company guaranty sr. unsec.
notes 4.563%, 4/24/23 (Russia)	1,700,000	1,712,750
Lukoil International Finance BV 144A company guaranty sr. unsec.
unsub. bonds 6.656%, 6/7/22 (Russia)	2,380,000	2,615,025
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%,
3/31/24 (Canada)	97,000	80,025
MEG Energy Corp. 144A company guaranty sr. unsec. notes
6.375%, 1/30/23 (Canada)	1,747,000	1,458,745
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	1,345,000	1,304,650
Murray Energy Corp. 144A notes 11.25%, 4/15/21	2,726,000	1,022,250
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes
5.75%, 2/1/25	2,420,000	2,283,875
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	2,593,000	2,716,168
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	1,765,000	1,822,363
Noble Holding International, Ltd. company guaranty sr. unsec.
unsub. notes 7.75%, 1/15/24	2,732,000	2,533,931
Noble Holding International, Ltd. 144A company guaranty sr.
unsec. notes 7.875%, 2/1/26	720,000	709,200
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes
6.875%, 1/15/23	624,000	633,360
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22	1,568,000	1,590,329
Petrobras Global Finance BV company guaranty sr. unsec. notes
Ser. REGS, 5.299%, 1/27/25 (Brazil)	4,640,000	4,582,001
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	15,245,000	16,517,958
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)	7,675,000	7,828,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)	5,517,000	6,484,406
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	2,310,000	2,437,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	2,119,000	2,259,384
Petrobras Global Finance BV 144A company guaranty sr. unsec.
bonds 5.999%, 1/27/28 (Brazil)	10,494,000	10,375,943
Petroleos de Venezuela SA company guaranty sr. unsec. bonds
Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default) †	2,797,000	751,694
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	17,125,000	4,733,350
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	24,565,000	6,601,844
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.625%, 6/15/38 (Mexico)	760,000	765,700
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 6/2/41 (Mexico)	1,000,000	992,500
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	83,000	87,871
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.875%, 1/18/24 (Mexico)	1,665,000	1,689,143

Diversified Income Trust 37

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Energy cont.
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	$1,637,000	$1,587,072
Petroleos Mexicanos 144A sr. unsec. bonds 6.35%,
2/12/48 (Mexico)	6,115,000	5,908,619
QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26	1,630,000	1,540,350
Range Resources Corp. company guaranty sr. unsec. sub. notes
5.75%, 6/1/21	3,030,000	3,090,600
Regency Energy Partners LP/Regency Energy Finance Corp.
company guaranty sr. unsec. notes 5.00%, 10/1/22	1,655,000	1,720,524
Rose Rock Midstream LP/Rose Rock Finance Corp. company
guaranty sr. unsec. sub. notes 5.625%, 11/15/23	1,639,000	1,548,855
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	775,000	834,194
SemGroup Corp. company guaranty sr. unsec. notes
6.375%, 3/15/25	558,000	532,890
SESI, LLC company guaranty sr. unsec. unsub. notes
7.125%, 12/15/21	736,000	749,801
SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24	1,530,000	1,583,550
Seven Generations Energy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 9/30/25 (Canada)	2,285,000	2,190,744
Seventy Seven Energy, Inc. escrow sr. unsec. notes
6.50%, 7/15/22 F	3,730,000	373
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	1,526,000	1,535,538
SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23	2,548,000	2,522,520
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 1/15/28	1,500,000	1,513,125
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	1,100,000	1,095,875
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25	555,000	552,225
Targa Resources Partners LP/Targa Resources Partners
Finance Corp. 144A company guaranty sr. unsec. unsub. bonds
5.00%, 1/15/28	5,182,000	4,942,333
Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes
6.625%, 2/15/25 (Canada)	1,780,000	1,659,850
USA Compression Partners LP/USA Compression Finance Corp.
144A sr. unsec. notes 6.875%, 4/1/26	2,490,000	2,527,350
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes
5.625%, 3/15/25 (Canada)	2,298,000	2,246,296
Weatherford International, LLC 144A company guaranty sr. unsec.
notes 9.875%, 3/1/25	890,000	800,734
Weatherford International, Ltd. company guaranty sr. unsec. sub.
notes 9.875%, 2/15/24	1,450,000	1,323,125
Weatherford International, Ltd. company guaranty sr. unsec.
unsub. notes 8.25%, 6/15/23	388,000	338,324
Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26	1,145,000	1,153,588
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	565,000	632,800
WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	1,859,000	1,989,130
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	2,353,000	2,417,708
		205,612,713

38 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Financials (3.8%)
Alliance Data Systems Corp. 144A company guaranty sr. unsec.
notes 5.375%, 8/1/22		$2,006,000	$2,006,000
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes
8.25%, 8/1/23		40,000	41,200
Ally Financial, Inc. company guaranty sr. unsec. notes
8.00%, 11/1/31		5,718,000	6,975,960
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,193,000	1,229,148
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58		1,221,000	1,623,930
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%,
perpetual maturity (Spain)		600,000	603,000
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity		1,685,000	1,811,543
Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21
(United Kingdom)		1,490,000	1,756,475
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		4,170,000	4,269,038
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,157,000	1,184,560
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		781,000	799,549
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		3,987,000	3,927,195
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		2,320,000	2,308,400
Credit Acceptance Corp. company guaranty sr. unsec. notes
6.125%, 2/15/21		1,433,000	1,443,317
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)		1,285,000	1,318,731
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		3,250,000	4,119,375
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,223,000	1,550,153
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes
5.25%, 5/1/25 R		2,080,000	2,023,424
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		3,511,000	3,598,775
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%,
11/1/22 (Canada)		1,290,000	1,383,138
Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub.
notes 8.125%, 7/15/19 ‡‡		2,425,000	2,428,032
HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		950,000	983,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.75%, 2/1/24		1,110,000	1,129,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 6.25%, 2/1/22		1,075,000	1,093,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 5.875%, 2/1/22		3,267,000	3,275,168
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB
7.70%, perpetual maturity (Italy)		1,370,000	1,435,075
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R		725,000	726,813
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R		750,000	725,625
Liberty Mutual Insurance Co. 144A unsec. sub. notes
7.697%, 10/15/97		2,675,000	3,699,973
Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual
maturity (United Kingdom)	GBP	100,000	256,455
Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%,
perpetual maturity (United Kingdom)		$3,641,000	4,061,990

Diversified Income Trust 39

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Financials cont.
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes
5.75%, 9/15/25		$2,535,000	$2,502,552
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		935,000	1,271,600
MGM Growth Properties Operating Partnership LP/MGP Finance
Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28 R		680,000	637,704
Miller Homes Group Holdings PLC company guaranty sr. notes
Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	1,075,000	1,508,256
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 7.875%, 10/1/20		$1,255,000	1,280,100
Nationstar Mortgage, LLC/Nationstar Capital Corp. company
guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		3,743,000	3,799,145
Provident Funding Associates LP/PFG Finance Corp. 144A sr.
unsec. notes 6.375%, 6/15/25		2,500,000	2,509,376
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%,
perpetual maturity (United Kingdom)		1,370,000	1,501,863
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%,
perpetual maturity (United Kingdom)		2,445,000	3,031,800
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%,
perpetual maturity (United Kingdom)		3,515,000	3,655,600
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)		1,580,000	1,560,346
Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%,
2/7/22 (Russia)		2,100,000	2,228,625
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 8.25%, 12/15/20		680,000	740,351
Springleaf Finance Corp. company guaranty sr. unsec. unsub.
notes 6.875%, 3/15/25		1,745,000	1,751,544
Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		640,000	652,800
Starwood Property Trust, Inc. 144A sr. unsec. notes
4.75%, 3/15/25 R		2,020,000	1,966,976
Stearns Holdings, Inc. 144A company guaranty sr. notes
9.375%, 8/15/20		2,000,000	2,030,000
TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty
sr. notes 8.50%, 9/15/18		2,178,000	2,074,546
Travelport Corporate Finance PLC 144A company guaranty sr.
notes 6.00%, 3/15/26 (United Kingdom)		1,220,000	1,224,575
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		1,786,000	1,786,000
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)		1,956,000	2,192,950
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)		2,200,000	2,355,932
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)		22,451,000	22,572,011
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		27,040,000	28,865,094
VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%,
perpetual maturity (Russia)		1,110,000	1,221,000
			158,709,276
Health care (2.0%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		4,120,000	3,914,000
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		2,061,000	1,932,188

40 Diversified Income Trust

		Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.		amount	Value
Health care cont.
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		$2,444,000	$2,303,471
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		2,705,000	2,815,093
Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		482,000	469,950
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,466,000	1,484,325
CHS/Community Health Systems, Inc. company guaranty sr. notes
6.25%, 3/31/23		1,979,000	1,823,154
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. notes 6.875%, 2/1/22		4,818,000	2,788,418
CHS/Community Health Systems, Inc. company guaranty sr.
unsec. unsub. notes 7.125%, 7/15/20		1,595,000	1,299,925
Concordia International Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/23 (Canada) (In default) †		2,557,000	178,990
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		500,000	358,750
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,965,000	1,483,575
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr.
unsec. unsub. notes 5.375%, 1/15/23		4,173,000	3,140,183
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,642,000	1,663,346
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		3,345,000	3,232,106
HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22		2,000,000	2,107,500
HCA, Inc. company guaranty sr. unsec. unsub. notes
7.50%, 2/15/22		741,000	814,174
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
144A company guaranty sr. unsec. notes 6.375%, 8/1/23		3,165,000	3,200,607
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub.
notes 12.50%, 11/1/21		2,287,000	2,584,310
Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)		2,404,000	1,839,060
Molina Healthcare, Inc. company guaranty sr. unsec. notes
5.375%, 11/15/22		2,175,000	2,147,813
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes
4.875%, 6/15/25		395,000	368,338
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics
SA 144A sr. unsec. notes 6.625%, 5/15/22		2,396,000	2,336,100
Service Corp. International sr. unsec. notes 5.375%, 1/15/22		2,587,000	2,638,714
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		600,000	579,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		4,990,000	5,184,860
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		1,831,000	1,844,733
Tenet Healthcare Corp. company guaranty sr. sub. notes
6.00%, 10/1/20		4,416,000	4,565,041
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		1,085,000	1,131,113
Teva Pharmaceutical Finance Netherlands III BV 144A company
guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)		2,520,000	2,488,825
Teva Pharmaceutical Finance Netherlands III BV 144A company
guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)		1,465,000	1,421,050
Unilabs Subholding AB company guaranty sr. unsec. notes
Ser. REGS, 5.75%, 5/15/25 (Sweden)	EUR	1,200,000	1,480,172
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$550,000	535,425

Diversified Income Trust 41

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Health care cont.
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 9.25%, 4/1/26	$1,985,000	$1,977,457
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 12/15/25	1,540,000	1,530,376
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25	4,552,000	3,928,376
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 5/15/23	3,777,000	3,333,165
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 12/1/21	1,062,000	1,014,210
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 3/1/23	1,705,000	1,491,875
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 7.00%, 3/15/24	1,985,000	2,069,363
Valeant Pharmaceuticals International, Inc. 144A company
guaranty sr. unsub. notes 6.50%, 3/15/22	660,000	681,450
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	955,000	958,581
		83,139,162
Technology (1.1%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	4,103,000	—
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. unsec. notes 7.125%, 6/15/24	5,466,000	5,845,723
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes
5.45%, 6/15/23	2,550,000	2,703,063
First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	2,016,000	2,116,195
First Data Corp. 144A notes 5.75%, 1/15/24	3,609,000	3,631,556
First Data Corp. 144A sr. notes 5.375%, 8/15/23	1,705,000	1,734,838
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec.
notes 8.625%, 11/15/24	5,065,000	5,001,688
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A
company guaranty sr. unsec. notes 7.125%, 5/1/21 ‡‡	4,165,000	4,208,274
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	2,564,000	2,608,870
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds
5.25%, 3/15/28 R	820,000	771,825
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
4.875%, 9/15/27 R	2,840,000	2,634,100
Micron Technology, Inc. 144A sr. unsec. unsub. notes
5.25%, 1/15/24	1,166,000	1,205,353
Solera, LLC/Solera Finance, Inc. 144A sr. unsec. notes
10.50%, 3/1/24	4,493,000	4,998,463
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr.
unsec. notes 6.75%, 6/1/25	2,509,000	2,505,864
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes
5.625%, 10/1/25	3,515,000	3,497,425
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	2,410,000	2,404,698
		45,867,935

42 Diversified Income Trust

	Principal
CORPORATE BONDS AND NOTES (26.6%)* cont.	amount	Value
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr.
unsec. notes 6.375%, 4/1/23	$2,902,000	$2,974,550
		2,974,550
Utilities and power (0.6%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	2,629,000	2,721,015
AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23	965,000	979,475
AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23	860,000	875,652
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	2,193,000	2,231,378
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	1,946,000	1,780,590
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	1,105,000	1,066,325
Calpine Corp. 144A company guaranty sr. sub. notes
5.875%, 1/15/24	510,000	515,100
Colorado Interstate Gas Co., LLC company guaranty sr. unsec.
notes 6.85%, 6/15/37	2,495,000	2,727,117
Dynegy, Inc. company guaranty sr. unsec. unsub. notes
7.625%, 11/1/24	1,191,000	1,284,791
Dynegy, Inc. 144A company guaranty sr. unsec. notes
8.125%, 1/30/26	999,000	1,102,647
Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	1,695,000	1,750,088
Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27	837,000	839,093
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20
(In default) †	1,666,000	1,341,130
NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	1,216,000	1,285,920
NRG Energy, Inc. company guaranty sr. unsec. notes
6.625%, 1/15/27	2,133,000	2,180,993
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds
5.75%, 1/15/28	755,000	739,900
		23,421,214
Total corporate bonds and notes (cost $1,118,659,757)		$1,094,606,211

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (26.1%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$223,744	$255,469
4.50%, TBA, 5/1/48	44,000,000	45,682,657
4.50%, TBA, 4/1/48	30,000,000	31,202,343
4.00%, TBA, 5/1/48	40,000,000	41,056,248
4.00%, TBA, 4/1/48	40,000,000	41,118,752
4.00%, 10/20/45	18,101,848	18,744,604
		178,060,073
U.S. Government Agency Mortgage Obligations (21.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, TBA, 4/1/48	44,000,000	45,156,720
Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/48	23,000,000	24,994,532
4.00%, TBA, 4/1/48	58,000,000	59,513,440
3.50%, TBA, 5/1/48	309,000,000	309,181,043
3.50%, TBA, 4/1/48	367,000,000	367,774,150

Diversified Income Trust 43

U.S. GOVERNMENT AND AGENCY		Principal
MORTGAGE OBLIGATIONS (26.1%)* cont.		amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
3.00%, TBA, 4/1/48		$47,000,000	$45,843,358
2.50%, TBA, 4/1/48		44,000,000	41,473,436
			893,936,679
Total U.S. government and agency mortgage obligations (cost $1,067,935,955)			$1,071,996,752

		Principal
U.S. TREASURY OBLIGATIONS (—%)*		amount	Value
U.S. Treasury Notes
1.375%, 8/31/23 [i]		$512,000	$481,044
1.375%, 4/30/20 [i]		364,000	359,192
Total U.S. treasury obligations (cost $840,236)			$840,236

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (7.7%)*		amount	Value
Argentina (Republic of) sr. unsec. unsub. bonds 7.625%,
4/22/46 (Argentina)		$19,385,000	$19,263,844
Argentina (Republic of) sr. unsec. unsub. bonds 6.625%,
7/6/28 (Argentina)		2,500,000	2,481,250
Argentina (Republic of) sr. unsec. unsub. notes 7.50%,
4/22/26 (Argentina)		3,650,000	3,894,550
Argentina (Republic of) sr. unsec. unsub. notes 6.875%,
1/26/27 (Argentina)		15,119,000	15,413,821
Argentina (Republic of) sr. unsec. unsub. notes 5.875%,
1/11/28 (Argentina)		15,815,000	14,905,369
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%,
1/13/28 (Brazil)		4,058,000	3,976,674
Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%,
1/1/23 (Brazil) (Units)	BRL	40,990	13,264,539
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS,
7.875%, 6/15/27 (Argentina)		$5,480,000	5,695,254
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates
BADLAR + 3.83%), 26.742%, 5/31/22 (Argentina)	ARS	99,370,000	5,133,105
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%,
6/15/27 (Argentina)		$12,315,000	12,798,733
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		10,054,000	11,204,178
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%,
6/10/21 (Argentina)		2,225,000	2,336,250
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21
(Dominican Republic)		4,035,000	4,303,328
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		4,148,000	4,879,085
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
4/18/24 (Dominican Republic)		1,551,000	1,628,581
Ecuador (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.95%,
6/20/24 (Ecuador)		1,950,000	1,940,250
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 8.50%,
1/31/47 (Egypt)		2,600,000	2,902,250
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%,
1/31/22 (Egypt)		4,405,000	4,556,973

44 Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (7.7%)* cont.		amount	Value
Egypt (Arab Republic of) 144A sr. unsec. notes 5.577%,
2/21/23 (Egypt)		$6,840,000	$6,938,252
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/30/25 (El Salvador)		4,150,000	4,068,204
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	13,802,000	17,701,543
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.00%, 2/24/20), 2/24/40 (Greece) ††	EUR	248,000	262,403
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece) ††	EUR	644,642	684,016
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece) ††	EUR	614,000	664,655
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece) ††	EUR	814,000	890,120
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece) ††	EUR	1,051,000	1,160,248
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece) ††	EUR	2,764,000	3,064,268
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece) ††	EUR	10,837,000	12,308,036
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece) ††	EUR	6,993,734	8,039,200
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece) ††	EUR	12,337,512	14,337,401
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece) ††	EUR	4,433,876	5,202,901
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece) ††	EUR	14,152,500	16,927,742
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece) ††	EUR	14,823,487	17,781,377
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece) ††	EUR	5,181,000	6,375,852
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%,
1/15/24 (Indonesia)		$5,905,000	6,488,414
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%,
1/15/25 (Indonesia)		10,245,000	10,309,031
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%,
2/17/37 (Indonesia)		3,255,000	3,938,550
Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		3,250,000	3,770,000
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		12,420,000	12,615,814
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		5,860,000	5,735,475
Ivory Coast (Republic of) 144A sr. unsec. notes 5.25%, 3/22/30
(Ivory Coast)	EUR	4,445,000	5,467,763
Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33
(Ivory Coast)		$8,300,000	7,892,834
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		1,925,000	1,984,598
Russia (Federation of) 144A sr. unsec. notes 4.375%,
3/21/29 (Russia)		200,000	197,436
Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%,
6/24/28 (Russia)		3,715,000	6,185,475

Diversified Income Trust 45

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (7.7%)* cont.		amount	Value
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$5,520,000	$5,653,131
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%,
3/31/38 (Venezuela)		2,900,000	884,500
Vietnam (Republic of) 144A sr. unsec. bonds 4.80%,
11/19/24 (Vietnam)		600,000	611,773
Total foreign government and agency bonds and notes (cost $303,863,102)			$318,719,046

		Principal
CONVERTIBLE BONDS AND NOTES (1.9%)*		amount	Value
Basic materials (0.1%)
BASF SE cv. sr. unsec. notes 0.925%, 3/9/23 (Germany)		$500,000	$491,500
Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)		644,000	662,870
Patrick Industries, Inc. 144A cv. sr. unsec. notes 1.00%, 2/1/23		534,000	528,553
Symrise AG cv. sr. unsec. notes 0.238%, 6/20/24 (Germany)	EUR	300,000	398,112
Wendel SA cv. sr. unsec. notes zero %, 7/31/19 (Units) (France)	EUR	4,613	303,669
			2,384,704
Capital goods (0.1%)
Aerojet Rocketdyne Holdings, Inc. cv. sr. unsec. sub. notes
2.25%, 12/15/23		$619,000	784,497
Airbus SE cv. sr. unsec. unsub. notes zero %, 6/14/21 (France)	EUR	800,000	1,220,606
Bekaert SA cv. sr. unsec. unsub. notes zero %, 6/9/21 (Belgium)	EUR	200,000	245,342
Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21		$740,000	937,488
Greenbrier Cos., Inc. (The) cv. sr. unsec. notes 2.875%, 2/1/24		649,000	741,484
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22		283,000	231,961
II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22		469,000	516,838
Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24		621,000	704,488
MTU Aero Engines AG cv. sr. unsec. unsub. notes 0.125%,
5/17/23 (Germany)	EUR	200,000	322,685
Safran SA cv. sr. unsec. notes zero %, 12/31/20 (Units) (France)	EUR	1,983	246,438
			5,951,827
Communication services (0.1%)
America Movil SAB de CV cv. sr. unsec. unsub. notes zero %,
5/28/20 (Mexico)	EUR	1,100,000	1,336,576
Cellnex Telecom, SA cv. sr. unsec. unsub. notes 1.50%,
1/16/26 (Spain)	EUR	300,000	381,907
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$1,716,000	1,652,851
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/15/23		172,000	172,413
Telefonica Participaciones SAU cv. company guaranty sr. unsec.
unsub. notes zero %, 3/9/21 (Spain)	EUR	500,000	607,535
Telenor East Holding II AS cv. company guaranty sr. unsec. unsub.
notes 0.25%, 9/20/19 (Norway)		$400,000	385,966
Vodafone Group PLC cv. sr. unsec. unsub. notes zero %, 11/26/20
(United Kingdom)	GBP	300,000	404,792
			4,942,040
Conglomerates (—%)
Siemens Financieringsmaatschappij NV cv. company guaranty sr.
unsec. unsub. notes 1.65%, 8/16/19 (Netherlands)		$500,000	555,825
			555,825
Consumer cyclicals (0.3%)
Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24		237,755	414,437
Compagnie Generale des Etablissements Michelin SCA cv. sr.
unsec. unsub. notes zero %, 1/10/22 (France)		400,000	414,800

46 Diversified Income Trust

		Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.		amount	Value
Consumer cyclicals cont.
Ctrip.com International, Ltd. cv. sr. unsec. notes 1.25%,
9/15/22 (China)		$693,000	$719,881
Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44		730,000	860,789
Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46		1,194,000	1,322,713
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23		1,235,000	1,416,174
Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46		630,000	655,619
Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19		523,000	673,817
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes
2.50%, 3/15/23		376,000	378,512
LVMH Moet Hennessy Louis Vuitton SA cv. sr. unsec. notes zero %,
2/16/21 (Units) (France)		596	185,386
Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes
2.00%, 10/1/23		336,000	298,200
Navistar International Corp. cv. sr. unsec. sub. bonds
4.75%, 4/15/19		213,000	218,855
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21		608,000	758,845
Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes
0.35%, 6/15/20		604,000	969,708
Square, Inc. cv. sr. unsec. unsub. notes 0.375%, 3/1/22		386,000	844,336
Tesla, Inc. cv. sr. unsec. sub. notes 2.375%, 3/15/22		351,000	365,638
Valeo SA cv. sr. unsec. unsub. notes zero %, 6/16/21 (France)		400,000	409,600
			10,907,310
Consumer staples (0.1%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.25%, 5/15/23		368,000	368,000
IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes
0.875%, 10/1/22		822,000	982,618
Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds
1.00%, 6/30/47		1,100,000	1,062,478
Marine Harvest ASA cv. sr. unsec. notes 0.125%, 11/5/20 (Norway)	EUR	200,000	307,982
Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20		$356,000	390,582
Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22		485,000	460,508
			3,572,168
Energy (0.1%)
BP Capital Markets PLC cv. company guaranty sr. unsec. unsub.
notes 1.00%, 4/28/23 (United Kingdom)	GBP	200,000	329,004
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $393,884) (Cayman Islands) ∆∆		$566,658	728,156
Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes
5.50%, 9/15/26		1,008,000	867,989
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23		249,000	257,152
RAG-Stiftung cv. sr. unsec. unsub. notes zero %, 2/18/21 (Germany)	EUR	500,000	660,659
Total SA cv. sr. unsec. unsub. notes 0.50%, 12/2/22 (France)		$600,000	624,542
Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub.
notes 1.25%, 4/1/20		580,000	545,918
			4,013,420
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes
4.75%, 3/15/23 R		272,000	267,131
Deutsche Wohnen SE cv. sr. unsec. unsub. notes 0.60%,
1/5/26 (Germany)	EUR	600,000	766,811

Diversified Income Trust 47

		Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.		amount	Value
Financials cont.
Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr.
unsec. bonds 5.875%, 8/1/37		$350,000	$414,906
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes
3.50%, 1/15/22 R		888,000	989,871
Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes
4.00%, 1/15/19 R		610,000	656,544
Unibail-Rodamco SE cv. sr. unsec. notes zero %, 7/1/21
(Units) (France)	EUR	1,530	560,446
			3,655,709
Health care (0.3%)
Bayer AG cv. sr. unsec. unsub. notes 0.05%, 6/15/20 (Germany)	EUR	500,000	724,735
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes
0.599%, 8/1/24		$876,000	822,346
Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21		609,000	705,298
Fresenius Medical Care AG & Co KGaA cv. company guaranty sr.
unsec. unsub. notes 1.125%, 1/31/20 (Germany)	EUR	200,000	302,445
Illumina, Inc. cv. sr. unsec. notes 0.50%, 6/15/21		$312,000	380,424
Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22		469,000	464,467
Insmed, Inc. cv. sr. unsec. sub. notes 1.75%, 1/15/25		456,000	400,921
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub.
bonds 1.875%, 8/15/21 (Ireland)		1,542,000	1,611,390
Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22		954,000	1,097,300
Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes
2.25%, 5/15/24		452,000	592,068
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21		397,000	456,543
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes
2.375%, 4/1/22		794,000	723,533
Supernus Pharmaceuticals, Inc. 144A cv. sr. unsec. notes
0.625%, 4/1/23		594,000	630,439
Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22		459,000	542,367
Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20		626,000	620,521
			10,074,797
Technology (0.7%)
Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19		225,000	230,760
Apptio, Inc. 144A cv. sr. unsec. notes 0.875%, 4/1/23		232,000	227,824
Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22		196,000	255,180
Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19		602,000	792,473
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 1/15/23		632,000	764,151
Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22		600,000	837,120
Everbridge, Inc. cv. sr. unsec. unsub. notes 1.50%, 11/1/22		640,000	801,539
Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36		687,000	617,207
HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22		611,000	787,120
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21 (acquired 8/14/17,
cost $371,538) ∆∆		370,000	347,686
Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes
0.875%, 11/15/22		703,000	791,931
Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39		453,000	1,134,483
j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29		897,000	1,140,654
Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes
8.00%, 12/31/18		77,000	208,709

48 Diversified Income Trust

		Principal
CONVERTIBLE BONDS AND NOTES (1.9%)* cont.		amount	Value
Technology cont.
Microchip Technology, Inc. cv. sr. unsec. sub. notes
1.625%, 2/15/27		$2,608,000	$3,083,235
Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43		725,000	1,297,317
Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33		87,000	413,000
Nice Systems, Inc. cv. company guaranty sr. unsec. notes
1.25%, 1/15/24		596,000	737,729
Novellus Systems, Inc. cv. company guaranty sr. unsec. notes
2.625%, 5/15/41		215,000	1,304,814
Nutanix, Inc. 144A cv. sr. unsec. notes zero %, 1/15/23		530,000	636,426
Okta, Inc. 144A cv. sr. unsec. notes 0.25%, 2/15/23		350,000	383,036
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub.
notes 1.00%, 12/1/20		1,208,000	1,724,032
OSI Systems, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/1/22		729,000	661,568
Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20		383,000	559,026
RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22		905,000	1,230,235
Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19		297,000	600,561
salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18		416,000	728,179
ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18		206,000	459,857
ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 6/1/22		545,000	721,934
STMicroelectronics NV cv. sr. unsec. notes 0.25%, 7/3/24 (France)		400,000	496,204
STMicroelectronics NV cv. sr. unsec. notes zero %, 7/3/22 (France)		200,000	247,500
Teradyne, Inc. cv. sr. unsec. notes 1.25%, 12/15/23		661,000	1,007,831
TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20		194,000	322,404
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21		305,000	285,211
Western Digital Corp. 144A cv. company guaranty sr. unsec. notes
1.50%, 2/1/24		543,000	587,291
Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22		729,000	792,849
Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18		671,000	937,689
			28,154,765
Transportation (—%)
Air Transport Services Group, Inc. 144A cv. sr. unsec. notes
1.125%, 10/15/24		439,000	441,255
DP World, Ltd. cv. sr. unsec. unsub. notes 1.75%, 6/19/24 (United
Arab Emirates)		200,000	210,750
Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19		257,000	235,155
			887,160
Utilities and power (—%)
Eni SpA cv. sr. unsec. unsub. notes zero %, 4/13/22 (Italy)	EUR	200,000	255,387
Iberdrola International BV cv. company guaranty sr. unsec. unsub.
notes zero %, 11/11/22 (Spain)	EUR	300,000	367,474
SUEZ cv. sr. unsec. notes zero %, 2/27/20 (Units) (France)	EUR	19,037	430,300
Veolia Environnement SA cv. sr. unsec. notes zero %, 3/15/21
(Units) (France)	EUR	10,519	385,704
			1,438,865
Total convertible bonds and notes (cost $72,807,430)			$76,538,590

Diversified Income Trust 49

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)*
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$695,724,000	$5,774,509
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	2,476,428
2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813		216,930,800	1,451,267
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		313,075,600	964,273
2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743		216,930,800	800,475
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		695,724,000	34,786
Barclays Bank PLC
2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765		518,145,900	243,529
2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736		518,145,900	134,718
2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359		518,145,900	15,544
2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34		518,145,900	5,181
Citibank, N.A.
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		30,611,850	2,957,717
2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71		239,234,700	851,676
(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90		239,234,700	622,010
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		278,289,600	200,369
(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	47,696,800	4,108
Goldman Sachs International
2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435		$553,892,600	3,672,308
1.673/3 month GBP-LIBOR-BBA/Oct-48	Oct-18/1.673	GBP	34,342,000	2,993,537
(2.7575)/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$35,772,300	2,247,574
1.522/3 month GBP-LIBOR-BBA/Oct-28	Oct-18/1.522	GBP	88,237,000	1,927,512
2.7575/3 month USD-LIBOR-BBA/Jan-38	Jan-28/2.7575		$35,772,300	1,778,241
2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82		119,617,400	647,130
(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375		518,145,900	502,602
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		58,440,800	306,814
2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75		119,617,400	267,943
(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915		553,892,600	27,695
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		253,243,450	12,662
JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		695,724,000	5,864,953
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	34,816,000	3,395,018
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	87,284,000	2,950,239
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		$313,075,600	2,498,343
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	2,247,216
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	2,196,777
2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852		239,234,700	2,050,241
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		35,772,300	1,819,379
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		35,772,300	1,776,452
2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80		260,317,100	1,702,474
2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787		239,234,700	1,212,920
2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735		260,317,100	1,017,840
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		313,075,600	951,750
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		278,289,600	525,967
0.882/3 month GBP-LIBOR-BBA/Nov-19	Nov-18/0.882	GBP	238,484,000	73,610
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		$695,724,000	34,786

50 Diversified Income Trust

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Morgan Stanley & Co. International PLC
2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833		$199,362,300	$1,130,384
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275		278,289,600	1,124,290
2.75/3 month USD-LIBOR-BBA/Dec-71	Dec-46/2.75		10,000,000	1,015,800
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575		278,289,600	756,948
(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375		345,430,500	483,603
2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763		199,362,300	414,674
(0.442)/6 month EUR-EURIBOR-Reuters/Apr-23	Apr-18/0.442	EUR	184,586,700	63,595
2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355		$278,289,600	47,309
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125		417,434,400	417
Wells Fargo Bank, N.A.
2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075		259,073,100	505,193
Total purchased swap options outstanding (cost $60,089,529)				$66,780,786

	Principal
SENIOR LOANS (1.4%)*c	amount	Value
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.00%), 5.772%, 7/2/22	$1,394,717	$1,107,639
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 5.802%, 4/21/24	1,027,695	1,030,264
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 4.75%), 6.536%, 12/15/24	3,426,413	3,449,970
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 4.25%), 6.003%, 6/21/24	2,848,475	2,869,443
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.25%), 4.958%, 4/3/24	810,925	814,304
California Resources Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 4.75%), 6.572%, 11/17/22	2,095,000	2,127,735
Casella Waste Systems, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 2.50%), 4.308%, 10/17/23	4,979,700	4,998,374
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 6.75%), 8.627%, 3/30/25	808,000	819,447
Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 7.50%), 9.444%, 8/23/21	2,280,000	2,417,511
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month
+ 2.25%), 4.122%, 4/26/24	599,478	600,352
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.877%, 10/25/23	2,548,557	2,348,921
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.75%), 6.627%, 4/16/21	2,632,579	2,634,772
Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 3.50%), 5.802%, 10/18/19	534,697	511,749
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA
LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default) †	2,744,000	2,181,908
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD
3 Month + 5.25%), 7.654%, 5/16/20	1,842,401	1,814,765
Krono’s, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.222%, 11/1/23	616,782	620,037
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.25%), 10.023%, 11/1/24	1,125,000	1,165,312

Diversified Income Trust 51

	Principal
SENIOR LOANS (1.4%)*c cont.	amount	Value
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 5.21%, 11/6/24	$4,575,000	$4,603,594
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.25%), 4.941%, 10/25/20	1,753,880	1,511,625
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/26/25	1,505,000	1,505,000
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD
3 Month + 3.00%), 4.787%, 11/3/23	1,897,980	1,890,567
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.377%, 9/7/23	3,479,537	2,747,867
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR
USD 3 Month + 3.00%), 4.627%, 2/5/23	1,659,778	1,667,700
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 8.00%), 9.873%, 2/15/26	1,360,000	1,360,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD
3 Month + 3.50%), 5.373%, 2/15/25	1,440,000	1,450,800
Solenis International LP bank term loan FRN (BBA LIBOR USD
3 Month + 6.75%), 8.734%, 7/31/22	435,000	411,800
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 8.50%), 10.377%, 3/19/21	2,088,649	2,025,989
Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month
+ 4.50%), 6.377%, 3/19/20	2,051,865	2,026,216
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/16/25
(United Kingdom)	3,760,000	3,751,773
Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. B1, (BBA LIBOR USD 3 Month + 3.50%), 4.94%, 4/1/22	354,376	357,964
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 5.67%, 11/15/23	914,262	921,119
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD
3 Month + 4.00%), 5.877%, 7/24/24	1,045,000	1,055,450
Total senior loans (cost $59,658,772)		$58,799,967

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-18/$96.81	$266,000,000	$266,000,000	$2,438,954
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.45	179,000,000	179,000,000	2,001,936
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.44	179,000,000	179,000,000	2,015,361
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.35	179,000,000	179,000,000	2,164,826
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.25	176,000,000	176,000,000	822,624

52 Diversified Income Trust

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)* cont.	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/$97.13	$176,000,000	$176,000,000	$732,512
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/97.00	176,000,000	176,000,000	650,320
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Call)	Apr-18/92.99	64,000,000	64,000,000	828,992
Total purchased options outstanding (cost $11,135,234)				$11,655,525

		Principal
ASSET-BACKED SECURITIES (0.1%)*		amount	Value
Nationstar HECM Loan Trust 144A Ser. 18-1A, Class M5,
6.00%, 2/25/28 W		$4,730,000	$4,602,763
Total asset-backed securities (cost $4,602,647)			$4,602,763

COMMON STOCKS (—%)*		Shares	Value
Nine Point Energy		35,852	$493,324
Total common stocks (cost $474,672)			$493,324

	Principal amount/
SHORT-TERM INVESTMENTS (23.1%)*		shares	Value
American Honda Finance Corp. commercial paper
1.822%, 4/11/18		$14,750,000	$14,740,519
Apple, Inc. commercial paper 1.812%, 4/11/18		17,500,000	17,489,017
Argentina (Republic of) Central bank letters with effective yields
ranging from 4.580% to 6.344%, 8/15/18	ARS	257,921,000	11,695,403
Argentina (Republic of) Treasury bills with effective yields ranging
from 11.200% to 12.378%, 9/19/18	ARS	403,295,000	17,793,216
CHARTA, LLC asset backed commercial paper 1.843%, 4/18/18		$17,500,000	17,481,946
Coca-Cola Co. (The) commercial paper 1.752%, 4/3/18		16,000,000	15,996,133
GlaxoSmithKline, LLC commercial paper 1.944%, 4/25/18		14,000,000	13,980,008
Interest in $123,000,000 tri-party repurchase agreement dated
3/29/18 with Bank of Nova Scotia due 4/2/18 — maturity value of $123,023,917 for an effective yield of 1.750% (collateralized by various U.S. Treasury notes with coupon rates ranging from
0.125% to 1.250% and due dates ranging from 6/30/18 to 2/28/20,
valued at $125,466,142)		123,000,000	123,000,000
Interest in $131,676,000 tri-party repurchase agreement dated
3/29/18 with Citigroup Global Markets, Inc. due 4/2/18 —
maturity value of $131,702,335 for an effective yield of 1.800%
(collateralized by a U.S. Treasury note with a coupon rate
of 2.000% and a due date of 8/15/25, valued at $134,309,606)		131,676,000	131,676,000
Manhattan Asset Funding Co., LLC asset backed commercial
paper 1.852%, 4/10/18		17,750,000	17,739,468
Mitsubishi UFJ Trust & Banking Corp./NY commercial paper
1.802%, 4/2/18		10,000,000	9,998,126
Mizuho Bank, Ltd./NY FRN certificates of deposit 1.918%, 4/9/18		4,000,000	4,000,188
Nestle Capital Corp. commercial paper 1.822%, 4/9/18		17,500,000	17,490,910
NRW.Bank commercial paper 1.851%, 4/9/18		19,250,000	19,239,930

Diversified Income Trust 53

	Principal amount/
SHORT-TERM INVESTMENTS (23.1%)* cont.		shares	Value
Old Line Funding, LLC asset backed commercial paper
1.803%, 4/12/18		$10,518,000	$10,510,564
Putnam Short Term Investment Fund 1.82% L	Shares	225,705,481	225,705,481
U.S. Treasury Bills 1.735%, 7/12/18 ∆		$7,790,000	7,751,956
U.S. Treasury Bills 1.523%, 6/21/18 # ∆ §		26,648,000	26,547,848
U.S. Treasury Bills 1.508%, 6/14/18 ∆ §		40,880,000	40,742,578
U.S. Treasury Bills 1.495%, 6/7/18 # ∆ §		45,537,000	45,398,267
U.S. Treasury Bills 1.492%, 5/24/18 # ∆ §		25,179,000	25,118,962
U.S. Treasury Bills 1.486%, 5/3/18 ∆ §		32,965,000	32,918,852
U.S. Treasury Bills 1.447%, 5/10/18 ∆ §		35,324,000	35,263,314
U.S. Treasury Bills 1.433%, 4/19/18 ∆ §		43,479,000	43,445,456
U.S. Treasury Bills 1.408%, 4/12/18 ∆ §		4,874,000	4,871,785
U.S. Treasury Bills 1.404%, 4/5/18 ∆		20,675,000	20,672,199
Total short-term investments (cost $954,379,907)			$951,268,126

TOTAL INVESTMENTS
Total investments (cost $5,260,492,877)			$5,263,383,352

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only

54 Diversified Income Trust

OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $4,112,533,987.

† This security is non-income-producing.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,075,842, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,862,340 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $108,117,845 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $110,090,009 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $1,225,941,883 to cover certain derivative contracts and delayed delivery securities.

Diversified Income Trust 55

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	85.5%	United Kingdom	1.0%
Argentina	2.3	Indonesia	0.9
Greece	2.0	Germany	0.6
Russia	1.4	Other	3.8
Brazil	1.3	Total	100.0%
Canada	1.2

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $2,833,145,946) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N. A.
	Australian Dollar	Buy	4/18/18	$47,840,911	$49,360,664	$(1,519,753)
	British Pound	Buy	6/20/18	14,986,003	14,862,322	123,681
	Canadian Dollar	Buy	4/18/18	289,687	290,221	(534)
	Canadian Dollar	Sell	4/18/18	289,687	289,836	149
	Euro	Buy	6/20/18	26,615,066	26,932,203	(317,137)
	Japanese Yen	Sell	5/16/18	6,301,161	6,146,400	(154,761)
	Mexican Peso	Buy	4/11/18	20,153,150	19,415,762	737,388
	Mexican Peso	Sell	4/11/18	20,153,150	19,374,485	(778,665)
	New Zealand Dollar	Buy	4/18/18	7,227	200,872	(193,645)
	Norwegian Krone	Buy	6/20/18	2,635,096	3,023,249	(388,153)
	Russian Ruble	Buy	6/20/18	18,967,302	19,333,426	(366,124)
	Russian Ruble	Sell	6/20/18	18,967,302	19,013,802	46,500
	Swedish Krona	Sell	6/20/18	37,949,122	38,439,254	490,132
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	57,253,074	58,600,298	(1,347,224)
	British Pound	Sell	6/20/18	4,461,190	3,089,980	(1,371,210)
	Canadian Dollar	Sell	4/18/18	41,677,309	41,027,330	(649,979)
	Euro	Buy	6/20/18	42,015,177	41,483,644	531,533
	Japanese Yen	Sell	5/16/18	1,852,739	1,806,895	(45,844)
	Swedish Krona	Sell	6/20/18	27,824,964	27,733,867	(91,097)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	33,109,542	34,467,713	(1,358,171)
	Brazilian Real	Buy	4/3/18	38,164,473	38,109,695	54,778
	Brazilian Real	Sell	4/3/18	38,164,473	37,622,475	(541,998)
	Brazilian Real	Buy	7/3/18	18,938,007	19,238,628	(300,621)

56 Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $2,833,145,946) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Brazilian Real	Sell	7/3/18	$18,938,007	$19,221,612	$283,605
	British Pound	Buy	6/20/18	8,758,831	9,024,218	(265,387)
	Canadian Dollar	Buy	4/18/18	21,464,070	21,497,587	(33,517)
	Canadian Dollar	Sell	4/18/18	21,464,070	22,091,310	627,240
	Euro	Buy	6/20/18	38,681,130	38,349,286	331,844
	Japanese Yen	Sell	5/16/18	19,471,876	19,548,906	77,030
	New Zealand Dollar	Sell	4/18/18	84,210,505	83,344,124	(866,381)
	Swedish Krona	Sell	6/20/18	37,971,140	38,464,269	493,129
Credit Suisse International
	Australian Dollar	Buy	4/18/18	30,398,825	30,971,870	(573,045)
	British Pound	Sell	6/20/18	19,945,305	18,876,134	(1,069,171)
	Euro	Buy	6/20/18	28,780,715	28,605,400	175,315
	Japanese Yen	Sell	5/16/18	17,688,949	17,120,754	(568,195)
	New Zealand Dollar	Buy	4/18/18	1,174,008	1,093,938	80,070
	Swedish Krona	Sell	6/20/18	49,110,203	49,745,014	634,811
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	51,525,117	53,449,312	(1,924,195)
	Brazilian Real	Buy	4/3/18	45,288,616	45,171,260	117,356
	Brazilian Real	Sell	4/3/18	45,288,616	44,682,310	(606,306)
	Brazilian Real	Sell	7/3/18	11,226,125	11,036,885	(189,240)
	British Pound	Sell	6/20/18	38,764,897	37,977,113	(787,784)
	Canadian Dollar	Sell	4/18/18	388,682	560,286	171,604
	Chinese Yuan (offshore)	Buy	5/16/18	20,048,447	20,103,078	(54,631)
	Euro	Buy	6/20/18	62,637,054	62,237,996	399,058
	Japanese Yen	Buy	5/16/18	39,943,662	40,598,531	(654,869)
	Mexican Peso	Buy	4/11/18	87,937,397	82,345,205	5,592,192
	Mexican Peso	Sell	4/11/18	87,937,397	83,474,728	(4,462,669)
	Mexican Peso	Buy	4/18/18	33,224	32,916	308
	Mexican Peso	Sell	4/18/18	33,224	30,816	(2,408)
	New Zealand Dollar	Sell	4/18/18	586,679	2,739	(583,940)
	Norwegian Krone	Buy	6/20/18	43,062,287	43,465,315	(403,028)
	South African Rand	Buy	4/18/18	2,678,158	2,510,312	167,846
	Swedish Krona	Sell	6/20/18	42,296,817	42,692,493	395,676
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/18/18	20,464,703	20,433,558	31,145
	British Pound	Sell	6/20/18	19,865,078	19,468,082	(396,996)
	Canadian Dollar	Buy	4/18/18	19,480,132	20,304,376	(824,244)
	Canadian Dollar	Sell	4/18/18	19,480,132	19,756,978	276,846
	Euro	Buy	6/20/18	79,850,887	79,379,767	471,120
	Japanese Yen	Sell	5/16/18	322,713	314,664	(8,049)
	Mexican Peso	Buy	4/18/18	6,928,427	6,343,361	585,066
	New Zealand Dollar	Buy	4/18/18	987,120	986,664	456
	Swedish Krona	Sell	6/20/18	19,818,228	20,074,215	255,987

Diversified Income Trust 57

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $2,833,145,946) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	$60,734,211	$62,443,664	$(1,709,453)
	British Pound	Sell	6/20/18	11,236,863	11,011,879	(224,984)
	Canadian Dollar	Buy	4/18/18	44,492,495	45,368,658	(876,163)
	Canadian Dollar	Sell	4/18/18	45,090,037	44,580,833	(509,204)
	Euro	Buy	6/20/18	16,479,904	16,382,874	97,030
	Japanese Yen	Sell	5/16/18	18,904,288	18,448,904	(455,384)
	Mexican Peso	Buy	4/11/18	10,706,997	10,277,945	429,052
	Mexican Peso	Sell	4/11/18	10,706,997	10,228,019	(478,978)
	New Zealand Dollar	Buy	4/18/18	19,034,103	19,147,548	(113,445)
	New Zealand Dollar	Sell	4/18/18	19,034,103	18,853,533	(180,570)
	Norwegian Krone	Buy	6/20/18	20,172,361	20,471,050	(298,689)
	Russian Ruble	Buy	6/20/18	18,967,299	19,351,001	(383,702)
	Russian Ruble	Sell	6/20/18	18,967,300	18,961,991	(5,309)
	Swedish Krona	Sell	6/20/18	20,196,318	19,904,500	(291,818)
	Swiss Franc	Buy	6/20/18	2,763,998	2,813,328	(49,330)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	62,181,042	64,030,112	(1,849,070)
	Canadian Dollar	Buy	4/18/18	19,496,903	19,536,474	(39,571)
	Canadian Dollar	Sell	4/18/18	19,496,903	20,085,554	588,651
	Euro	Buy	6/20/18	41,433,454	41,146,009	287,445
	Japanese Yen	Sell	5/16/18	11,961,205	11,703,308	(257,897)
	New Zealand Dollar	Buy	4/18/18	19,268,254	19,400,631	(132,377)
	New Zealand Dollar	Sell	4/18/18	19,268,254	19,616,792	348,538
	Swedish Krona	Sell	6/20/18	37,529,682	37,977,964	448,282
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	57,404,685	58,618,669	(1,213,984)
	British Pound	Sell	6/20/18	36,269,412	35,525,066	(744,346)
	Canadian Dollar	Sell	4/18/18	27,897,739	27,639,480	(258,259)
	Euro	Buy	6/20/18	24,594,320	24,058,498	535,822
	Japanese Yen	Buy	5/16/18	20,502,371	21,127,394	(625,023)
	New Zealand Dollar	Buy	4/18/18	646,155	463,061	183,094
	Norwegian Krone	Buy	6/20/18	20,176,146	20,175,439	707
	Swedish Krona	Sell	6/20/18	57,180,787	58,047,860	867,073
UBS AG
	Australian Dollar	Buy	4/18/18	34,633,407	35,054,075	(420,668)
	British Pound	Sell	6/20/18	28,438,541	27,860,812	(577,729)
	Canadian Dollar	Buy	4/18/18	17,451,626	17,997,053	(545,427)
	Canadian Dollar	Sell	4/18/18	17,451,626	17,460,669	9,043
	Euro	Buy	6/20/18	70,642,573	70,223,334	419,239
	Japanese Yen	Buy	5/16/18	182,801	1,089,632	(906,831)
	New Zealand Dollar	Sell	4/18/18	57,796,957	56,862,847	(934,110)
	Norwegian Krone	Buy	6/20/18	20,172,373	20,471,501	(299,128)
	Swedish Krona	Buy	6/20/18	12,026,098	12,502,681	(476,583)

58 Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $2,833,145,946) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
WestPac Banking Corp.
	Australian Dollar	Buy	4/18/18	$39,184,421	$39,745,723	$(561,302)
	Canadian Dollar	Buy	4/18/18	1,146,014	1,172,318	(26,304)
	Canadian Dollar	Sell	4/18/18	1,146,014	1,180,206	34,192
	Euro	Buy	6/20/18	39,102,234	38,876,654	225,580
Unrealized appreciation						17,625,613
Unrealized (depreciation)						(39,144,609)
Total						$(21,518,996)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr (Short)	336	$65,913,336	$65,913,320	Jun-18	$(1,228,799)
Euro-OAT 10 yr (Short)	88	16,738,943	16,738,939	Jun-18	(342,402)
U.S. Treasury Note 2 yr (Short)	1,823	387,586,892	387,586,892	Jun-18	138,318
U.S. Treasury Note Ultra 10 yr (Long)	355	46,100,078	46,100,078	Jun-18	548,342
Unrealized appreciation					686,660
Unrealized (depreciation)					(1,571,201)
Total					$(884,541)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $61,371,698) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$313,075,600	$103,315
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	695,724,000	320,033
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	313,075,600	1,612,339
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883	216,930,800	2,355,868
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	695,724,000	6,066,713
Barclays Bank PLC
(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538	518,145,900	77,722
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625	518,145,900	191,714
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	329,356,000	1,192,269
Citibank, N.A.
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR 75,839,000	2,799
(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	$278,289,600	253,244
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	119,617,400	659,092
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	119,617,400	863,638
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	329,356,000	1,627,019
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	139,144,800	4,332,969

Diversified Income Trust 59

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $61,371,698) (Unaudited) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175		$276,946,400	$80,314
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375		518,145,900	150,262
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375		518,145,900	290,162
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025		556,579,200	322,816
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89		119,617,400	1,220,097
2.036/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	23,848,100	1,952,249
(2.036)/6 month EUR-EURIBOR-Reuters/Jan-38	Jan-28/2.036	EUR	23,848,100	2,011,524
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175		$276,946,400	3,395,363
(2.01)/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	3,939,174
2.01/6 month EUR-EURIBOR-Reuters/Dec-37	Dec-27/2.01	EUR	47,696,800	3,960,889
(1.6975)/3 month GBP-LIBOR-BBA/Oct-38	Oct-18/1.6975	GBP	95,392,000	5,404,256
JPMorgan Chase Bank N.A.
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$313,075,600	97,053
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		695,724,000	313,076
(1.106)/3 month GBP-LIBOR-BBA/Nov-27	Nov-22/1.106	GBP	52,466,500	1,230,768
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		$313,075,600	1,643,647
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77		556,579,200	2,153,962
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865		260,317,100	2,631,806
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917		239,234,700	3,114,836
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		695,724,000	6,143,243
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	95,392,000	6,331,213
Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01		$417,434,400	417
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375		278,289,600	150,276
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646		345,430,500	407,608
(2.75)/3 month USD-LIBOR-BBA/Dec-47	Dec-24/2.75		10,000,000	872,500
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625		278,289,600	987,928
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315		278,289,600	1,480,501
2.5625/3 month USD-LIBOR-BBA/Apr-23	Apr-18/2.5625		238,484,000	1,783,860
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903		199,362,300	2,185,011
Wells Fargo Bank, N.A.
3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075		259,073,100	15,544
Total				$73,929,089

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $11,086,289) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/$97.42	$179,000,000	$179,000,000	$539,685
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/97.41	179,000,000	179,000,000	548,098

60 Diversified Income Trust

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $11,086,289) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/$97.32	$179,000,000	$179,000,000	$655,498
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.93	179,000,000	179,000,000	1,199,658
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.93	179,000,000	179,000,000	1,199,658
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	Apr-18/96.84	179,000,000	179,000,000	1,347,512
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.81	266,000,000	266,000,000	818,216
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.39	176,000,000	176,000,000	351,648
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.27	176,000,000	176,000,000	308,176
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/96.14	176,000,000	176,000,000	269,808
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.53	176,000,000	176,000,000	137,280
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.41	176,000,000	176,000,000	118,624
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-18/95.28	176,000,000	176,000,000	102,080
Federal National Mortgage
Association 30 yr 2.50% TBA
commitments (Put)	Apr-18/92.99	64,000,000	64,000,000	9,408
Total				$7,605,349

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	$69,572,100	$(1,391,442)	$834,865
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	68,876
(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(357,322)

Diversified Income Trust 61

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	$41,743,200	$(4,479,045)	$(450,409)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	(647,021)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	41,743,200	(4,479,045)	(913,759)
2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(990,149)
2.203/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.203	69,572,100	(1,391,442)	(1,046,364)
(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	2,283,351
(2.413)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	1,810,266
2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	1,200,117
2.413/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	(777,816)
Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	829,995
(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	(29,220)
2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	(439,556)
2.205/3 month USD-LIBOR-BBA/
Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	(1,044,973)
Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	11,217,000	(208,075)	124,845
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	57,745
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	11,217,000	(1,444,189)	54,066
2.635/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-18/2.635	276,945,900	(619,666)	(72,006)
2.34/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.34	11,217,000	(208,075)	(110,151)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	11,217,000	(1,444,189)	(239,259)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	(637,976)
(2.42)/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	69,572,100	2,678,526	1,801,917
(2.615)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	11,217,000	897,360	343,240

62 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.935/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.935	$276,945,900	$526,197	$(36,003)
2.7825/3 month USD-LIBOR-BBA/
Apr-28 (Written)	Apr-18/2.7825	369,261,700	997,007	(44,311)
2.615/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.615	11,217,000	897,360	(177,677)
2.42/3 month USD-LIBOR-BBA/
Jun-29 (Written)	Jun-19/2.42	69,572,100	2,664,611	(757,640)
Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	18,696,100	(663,712)	288,294
(2.7725)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	18,696,100	(476,751)	182,287
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	18,696,100	(1,498,492)	32,157
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	18,696,100	(1,295,640)	5,983
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	(76,642)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	(133,163)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	18,696,100	(1,701,345)	(196,496)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	18,696,100	(1,498,492)	(212,388)
2.47/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.47	18,696,100	(663,712)	(327,182)
2.7725/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.7725	18,696,100	(897,413)	(358,217)
(2.875)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	18,696,100	1,534,950	529,287
(2.584)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	18,696,100	1,118,962	486,846
2.875/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.875	18,696,100	788,975	(220,240)
2.584/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.584	18,696,100	1,118,962	(367,004)
JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	11,217,000	(149,186)	109,927
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	11,217,000	(1,203,584)	60,796
(2.2525)/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	18,696,100	(1,159,158)	58,893
2.2525/3 month USD-LIBOR-BBA/
Nov-29 (Purchased)	Nov-19/2.2525	18,696,100	(224,353)	374

Diversified Income Trust 63

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	$18,696,100	$(1,080,635)	$(16,266)
2.553/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.553	11,217,000	(274,817)	(138,530)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	18,696,100	(1,944,394)	(143,960)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	11,217,000	(1,734,148)	(306,336)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	(1,237,686)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	(1,248,955)
(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	2,018,701
2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	1,583,320
(2.826)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	11,217,000	1,234,992	457,429
2.36/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	18,696,100	2,037,875	78,337
(2.36)/3 month USD-LIBOR-BBA/
Nov-39 (Written)	Nov-19/2.36	18,696,100	308,486	(103,950)
2.826/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.826	11,217,000	629,274	(165,675)
Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	11,217,000	(280,425)	124,733
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	11,217,000	(1,718,444)	10,544
2.155/3 month USD-LIBOR-BBA/
Nov-24 (Purchased)	Nov-19/2.155	11,217,000	(146,943)	(74,930)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	11,217,000	(1,206,949)	(173,639)
(2.43)/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	11,217,000	623,665	222,097
2.43/3 month USD-LIBOR-BBA/
Nov-49 (Written)	Nov-19/2.43	11,217,000	1,229,383	(137,296)
Unrealized appreciation				15,659,288
Unrealized (depreciation)				(14,410,167)
Total				$1,249,121

64 Diversified Income Trust

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $537,713,711) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 4.50%, 4/1/48	$35,000,000	4/12/18	$36,646,092
Federal National Mortgage Association, 4.00%, 4/1/48	6,000,000	4/12/18	6,156,563
Federal National Mortgage Association, 3.50%, 4/1/48	367,000,000	4/12/18	367,774,150
Federal National Mortgage Association, 3.00%, 4/1/48	90,000,000	4/12/18	87,785,154
Government National Mortgage Association, 4.00%, 4/1/48	40,000,000	4/19/18	41,118,752
Total			$539,480,711

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
JPMorgan Chase Bank N.A.
MYR	59,800,000	$58,285	$—	12/12/22	3.925% —	3 month MYR-	$(60,257)
					Quarterly	KLIBOR-BNM —
						Quarterly
Upfront premium received			—		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(60,257)
Total			$—		Total		$(60,257)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$59,812,000	$254,500 E	$(433)	10/27/27	3 month USD-	2.74875% —	$(254,933)
				LIBOR-BBA —	Semiannually
				Quarterly
233,714,200	803,042	(2,206)	3/21/23	3 month USD-	2.7725% —	822,114
				LIBOR-BBA —	Semiannually
				Quarterly
51,118,000	539,908 E	(575)	2/27/28	3 month USD-	3.11% —	539,334
				LIBOR-BBA —	Semiannually
				Quarterly
3,000,000	17,514 E	(5,128)	6/20/23	3 month USD-	2.85% —	12,386
				LIBOR-BBA —	Semiannually
				Quarterly
69,025,000	963,865 E	(542,439)	6/20/28	3 month USD-	2.95% —	421,426
				LIBOR-BBA —	Semiannually
				Quarterly
17,544,200	192,442 E	(248)	4/9/28	2.903% —	3 month USD-	(192,691)
				Semiannually	LIBOR-BBA —
					Quarterly
62,861,000	503,014 E	(707)	3/7/28	3 month USD-	3.05125% —	502,307
				LIBOR-BBA —	Semiannually
				Quarterly
1,177,053,000	4,119,686 E	407,112	6/20/23	2.80% —	3 month USD-	(3,712,573)
				Semiannually	LIBOR-BBA —
					Quarterly

Diversified Income Trust 65

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$60,795,800	$683,466 E	$(861)	4/17/28	2.9075% —	3 month USD-	$(684,327)
				Semiannually	LIBOR-BBA —
					Quarterly
19,138,800	230,546 E	(271)	4/19/28	2.917% —	3 month USD-	(230,817)
				Semiannually	LIBOR-BBA —
					Quarterly
10,412,600	130,959 E	(147)	4/19/28	2.923% —	3 month USD-	(131,107)
				Semiannually	LIBOR-BBA —
					Quarterly
62,000	592 E	(545)	6/20/28	3 month USD-	2.90% —	48
				LIBOR-BBA —	Semiannually
				Quarterly
348,987,000	3,334,920 E	3,056,249	6/20/28	2.90% —	3 month USD-	(278,669)
				Semiannually	LIBOR-BBA —
					Quarterly
12,148,000	89,336 E	(172)	4/19/28	3 month USD-	2.864% —	89,164
				LIBOR-BBA —	Semiannually
				Quarterly
5,009,000	2,875	(66)	4/3/28	3 month USD-	2.7845% —	2,809
				LIBOR-BBA —	Semiannually
				Quarterly
3,104,524,500	1,459,127 E	(1,405,962)	6/20/20	2.605% —	3 month USD-	53,164
				Semiannually	LIBOR-BBA —
					Quarterly
9,886,000	4,646 E	3,664	6/20/20	3 month USD-	2.605% —	(982)
				LIBOR-BBA —	Semiannually
				Quarterly
13,989,900	59,037 E	(29,801)	6/20/48	3 month USD-	2.85% —	29,237
				LIBOR-BBA —	Semiannually
				Quarterly
1,271,000	5,364 E	2,662	6/20/48	2.85% —	3 month USD-	(2,702)
				Semiannually	LIBOR-BBA —
					Quarterly
4,847,900	4,945 E	(3,568)	6/20/23	3 month USD-	2.75% —	1,377
				LIBOR-BBA —	Semiannually
				Quarterly
1,016,611,800	1,036,944 E	719,398	6/20/23	2.75% —	3 month USD-	(317,546)
				Semiannually	LIBOR-BBA —
					Quarterly
184,631,000	7,385 E	(2,448)	4/9/28	2.7825% —	3 month USD-	(9,833)
				Semiannually	LIBOR-BBA —
					Quarterly
108,008,900	8,641 E	(1,529)	5/2/28	2.785% —	3 month USD-	7,111
				Semiannually	LIBOR-BBA —
					Quarterly
AUD 72,202,000	89,837	(226)	11/3/22	2.427% —	6 month AUD-	(24,247)
				Semiannually	BBR-BBSW —
					Semiannually

66 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	72,202,000	$28,282	$(223)	11/15/22	2.4525% —	6 month AUD-	$(79,994)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	79,941,000	623,811 E	(694)	3/7/28	3.395% —	6 month AUD-	(624,504)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	569,100,000	834,856 E	(3,196,639)	6/20/23	2.50% —	6 month AUD-	(2,361,782)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,004,000	794 E	(11,318)	6/20/28	2.85% —	6 month AUD-	(12,113)
					Semiannually	BBR-BBSW —
						Semiannually
BRL	710,391	15,241	(2)	1/4/21	Brazil Cetip	0.00% —	15,052
					DI Interbank	At maturity
					Deposit Rate —
					At maturity
BRL	108,567,431	1,935,269	(298)	1/2/23	Brazil Cetip	0.00% —	1,920,462
					DI Interbank	At maturity
					Deposit Rate —
					At maturity
BRL	54,622,907	1,794,319	(154)	1/2/23	Brazil Cetip	0.00% —	1,787,785
					DI Interbank	At maturity
					Deposit Rate —
					At maturity
BRL	208,069,281	1,987,765	(275)	1/2/19	0.00% —	Brazil Cetip	(1,963,735)
					At maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	55,163,181	1,061,675	(220)	1/2/23	0.00% —	Brazil Cetip	(1,055,760)
					At maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	92,080,966	848,725	(286)	1/4/21	Brazil Cetip	0.00% —	848,439
					DI Interbank	At maturity
					Deposit Rate —
					At maturity
BRL	241,380,308	649,247	(11)	1/2/19	0.00% —	Brazil Cetip	(625,785)
					At maturity	DI Interbank
						Deposit Rate —
						At maturity
BRL	75,543,148	1,048,673	(258)	1/4/21	Brazil Cetip	0.00% —	1,048,415
					DI Interbank	At maturity
					Deposit Rate —
					At maturity
BRL	210,781,975	563,754	(258)	1/2/19	0.00% —	Brazil Cetip	(545,706)
					At maturity	DI Interbank
						Deposit Rate —
						At maturity

Diversified Income Trust 67

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	70,819,000	$832,777	$(224)	11/2/22	3 month CAD-	2.02% —	$(719,079)
					BA-CDOR —	Semiannually
					Semiannually
CAD	70,819,000	760,218	(225)	11/14/22	3 month CAD-	2.0525% —	(643,050)
					BA-CDOR —	Semiannually
					Semiannually
CAD	300,050,000	370,303 E	533,532	6/20/23	3 month CAD-	2.45% —	903,835
					BA-CDOR —	Semiannually
					Semiannually
CAD	49,235,000	403,174 E	(151,525)	6/20/28	3 month CAD-	2.65% —	251,649
					BA-CDOR —	Semiannually
					Semiannually
CHF	110,759,000	97,320	(258)	9/29/19	—	0.528% plus	201,892
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CHF	110,759,000	100,564	(258)	10/2/19	—	0.526% plus	(175,010)
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CHF	230,746,000	185,852	(538)	10/6/19	—	0.53% plus	(332,591)
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CHF	231,229,000	367,644	(907)	1/25/20	—	0.455% plus	(453,045)
						6 month CHF-
						LIBOR-BBA —
						Semiannually
CHF	121,161,000	427,105 E	(172,258)	6/20/23	6 month CHF-	0.05% —	254,848
					LIBOR-BBA —	Annually
					Semiannually
CHF	169,715,000	900,058 E	2,395,606	6/20/28	6 month CHF-	0.40% —	1,495,549
					LIBOR-BBA —	Annually
					Semiannually
EUR	46,104,000	59,565 E	(183)	2/18/20	—	0.124% plus	(59,748)
						1 Day Euribor
						rate — Annually
EUR	46,104,000	71,478 E	(183)	2/18/20	—	0.104% plus	(71,661)
						1 Day Euribor
						rate — Annually
EUR	156,268,000	13,460	(1,373)	5/4/22	0.21% —	6 month EUR-	(551,272)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	45,013,000	258,100 E	(383)	10/27/27	1.61375% —	6 month EUR-	(258,483)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

68 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	86,750,000	$234,831	$(854)	1/24/23	6 month	0.378% —	$364,528
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	22,285,000	89,940	(362)	1/24/28	0.976% —	6 month EUR-	(154,452)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	107,707,000	111,324	(494)	1/24/20	—	0.14% plus	(145,735)
						6 month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	108,343,000	145,309	(508)	1/30/20	—	0.1249%	(180,516)
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	87,173,000	557,762	(877)	1/30/23	6 month	0.4419% —	688,106
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	22,338,000	147,049	(369)	1/30/28	0.9987% —	6 month EUR-	(207,047)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	186,017,400	1,673,150	(2,154)	3/21/23	0.503% —	6 month EUR-	(1,726,473)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	40,895,000	586,219 E	(564)	2/27/28	1.815% —	6 month EUR-	(586,784)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	557,810,000	4,282,870 E	(2,177,124)	6/20/23	6 month	0.55% —	2,105,744
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	617,479,000	10,545,705 E	(2,660,392)	6/20/28	6 month	1.15% —	7,885,312
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	5,180,000	40,091 E	6,062	6/20/23	0.551% —	6 month EUR-	(34,028)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	1,140,000	19,610 E	2,721	6/20/28	1.151% —	6 month EUR-	(16,889)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

Diversified Income Trust 69

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	20,294,000	$659,138 E	$(377)	1/19/32	1.912% —	6 month GBP-	$(659,515)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	92,299,000	435,105	(283)	9/15/19	6 month GBP-	0.766% —	(432,117)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	18,460,000	456,865 E	(226)	9/22/32	1.863% —	6 month GBP-	(457,091)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	92,299,000	450,644	114,598	12/20/19	6 month GBP-	0.85% —	(236,785)
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	97,100,000	1,674,283 E	(539,635)	6/20/28	6 month GBP-	1.65% —	1,134,648
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	256,438,000	1,108,130 E	(625,278)	6/20/23	6 month GBP-	1.45% —	482,852
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,220,000	5,358 E	119	6/20/23	1.451% —	6 month GBP-	(5,238)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	70,000	1,216 E	(20)	6/20/28	1.651% —	6 month GBP-	(1,236)
					Semiannually	LIBOR-BBA —
						Semiannually
INR	10,000,000	325	(1)	12/20/22	6.66% —	INR-FBIL-	(535)
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
INR	1,011,170,000	67,286	—	12/22/22	6.715% —	INR-FBIL-	(108,349)
					Semiannually	MIBOR-OIS-
						Compound —
						Semiannually
JPY	5,657,000,000	54,760	(199)	12/19/22	6 month JPY-	0.09% —	(44,543)
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	—	(181)	12/19/27	0.29% —	6 month JPY-	(20,105)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	5,657,000,000	52,633	(411)	1/15/23	6 month JPY-	0.135% —	64,129
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	186,369	(338)	1/15/28	0.365% —	6 month JPY-	(205,300)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	5,657,000,000	87,190	(426)	2/16/23	6 month JPY-	0.148% —	96,455
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	2,837,000,000	184,770	(350)	2/16/28	0.366% —	6 month JPY-	(196,994)
					Semiannually	LIBOR-BBA —
						Semiannually

70 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
MXN	603,433,000	$2,770,216	$—	1/1/26	1 month MXN-	6.16% — 28 Days	$(2,806,392)
					TIIE-BANXICO —
					28 Days
MXN	470,245,000	1,194,753	—	10/6/21	1 month MXN-	5.93% — 28 Days	(1,200,221)
					TIIE-BANXICO —
					28 Days
MXN	112,370,000	215,036	(74)	12/24/26	8.12% — 28 Days	1 month MXN-	(216,619)
						TIIE-BANXICO —
						28 Days
MXN	134,710,000	296,910	(87)	1/7/27	8.20% — 28 Days	1 month MXN-	(298,266)
						TIIE-BANXICO —
						28 Days
NOK	1,223,461,000	343,371 E	(366,350)	6/20/23	2.00% —	6 month NOK-	(709,721)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	963,606,000	1,557,495 E	(151,526)	6/20/28	6 month NOK-	2.40% —	1,405,968
					NIBOR-NIBR —	Annually
					Semiannually
NZD	62,645,000	270,283 E	236,801	6/20/23	2.80% —	3 month NZD-	(33,482)
					Semiannually	BBR-FRA —
						Quarterly
NZD	209,635,000	2,645,246 E	(526,980)	6/20/28	3 month NZD-	3.30% —	2,118,266
					BBR-FRA —	Semiannually
					Quarterly
SEK	1,086,184,000	6,504	(290)	11/10/19	—	0.245% plus	41,590
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	83,953	(190)	11/10/27	3 month SEK-	1.125% —	51,165
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,086,184,000	5,203	(290)	11/10/19	—	0.246% plus	43,409
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	71,693	(190)	11/10/27	3 month SEK-	1.13% —	63,955
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,086,184,000	54,636	(291)	11/13/19	—	0.2225% plus	(19,662)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,537,000	533	(191)	11/13/27	3 month SEK-	1.16% —	135,607
					STIBOR-SIDE —	Annually
					Quarterly
SEK	222,537,000	6,929	(191)	11/13/27	3 month SEK-	1.1575% —	128,951
					STIBOR-SIDE —	Annually
					Quarterly

Diversified Income Trust 71

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
SEK	1,086,184,000	$39,026	$(291)	11/13/19	—	0.23% plus	$(248)
						3 month SEK-
						STIBOR-SIDE —
						Quarterly
SEK	222,738,000	383,599	(366)	1/24/28	3 month SEK-	1.3325% —	478,236
					STIBOR-SIDE —	Annually
					Quarterly
SEK	858,480,000	764,939	(860)	1/24/23	0.6075% —	3 month SEK-	(989,215)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	1,061,164,000	260,532	(495)	1/24/20	0.0925% plus	—	341,807
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	1,045,194,000	270,380	(499)	1/30/20	0.085% plus	—	345,562
					3 month SEK-
					STIBOR-SIDE —
					Quarterly
SEK	846,279,000	1,043,938	(867)	1/30/23	0.66875% —	3 month SEK-	(1,255,625)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	220,403,000	490,177	(370)	1/30/28	3 month SEK-	1.3775% —	577,250
					STIBOR-SIDE —	Annually
					Quarterly
SEK	316,897,000	437,974	(325)	2/5/23	0.6975% —	3 month SEK-	(511,716)
					Annually	STIBOR-SIDE —
						Quarterly
SEK	914,040,000	1,487,677 E	205,590	6/20/28	3 month SEK-	1.40% —	1,693,267
					STIBOR-SIDE —	Annually
					Quarterly
SEK	1,217,212,000	934,433 E	211,068	6/20/23	0.70% —	3 month SEK-	(723,364)
					Annually	STIBOR-SIDE —
						Quarterly
ZAR	480,260,000	593,086	(76)	10/31/20	3 month ZAR-	7.48% —	616,163
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	184,645,000	822,256	(94)	10/31/27	8.365% —	3 month ZAR-	(853,956)
					Quarterly	JIBAR-SAFEX —
						Quarterly
ZAR	401,215,000	150,472	(212)	1/25/21	3 month ZAR-	7.06% —	145,785
					JIBAR-SAFEX —	Quarterly
					Quarterly
ZAR	153,600,000	277,781	(171)	1/25/28	7.92% —	3 month ZAR-	(296,418)
					Quarterly	JIBAR-SAFEX —
						Quarterly
Total			$(4,703,800)				$508,776

E Extended effective date.

72 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$1,464,389	$1,417,423	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(34,103)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
290,585	283,843	—	1/12/41	3.50% (1 month	Synthetic TRS	(4,452)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
224,863	221,632	—	1/12/41	5.00% (1 month	Synthetic TRS	(1,076)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
919,023	919,840	—	1/12/41	4.50% (1 month	Synthetic MBX	1,999
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
888,920	869,797	—	1/12/42	4.00% (1 month	Synthetic TRS	(12,152)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,262,278	1,265,728	—	1/12/40	4.00% (1 month	Synthetic MBX	4,819
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,260,715	1,264,160	—	1/12/40	4.00% (1 month	Synthetic MBX	4,813
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
631,315	631,689	—	1/12/40	4.50% (1 month	Synthetic MBX	1,186
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
499,593	498,693	—	1/12/39	6.00% (1 month	Synthetic TRS	4,695
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,499,834	2,506,665	—	1/12/40	4.00% (1 month	Synthetic MBX	9,543
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
85,853	85,805	—	1/12/38	6.50% (1 month	Synthetic TRS	915
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,209,097	1,210,858	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,566
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Diversified Income Trust 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$8,240,898	$8,263,417	$ —	1/12/40	4.00% (1 month	Synthetic MBX	$31,459
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,676,258	6,680,216	—	1/12/40	4.50% (1 month	Synthetic MBX	12,547
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
8,552	8,537	—	1/12/39	(6.00%)1 month	Synthetic TRS	80
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
238,729	235,377	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(1,009)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
3,125,620	3,156,208	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(36,423)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
992,954	979,013	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(4,198)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
597,780	589,387	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(2,528)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
758,169	747,525	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(3,206)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,175,832	1,175,180	—	1/12/38	6.50% (1 month	Synthetic TRS	12,530
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
168,712	168,618	—	1/12/38	6.50% (1 month	Synthetic TRS	1,798
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,888,937	1,861,800	—	1/12/41	(5.00%) 1 month	Synthetic TRS	9,036
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,421,778	3,337,750	—	1/12/41	(4.00%) 1 month	Synthetic TRS	55,798
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

74 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$8,164,064	$7,963,582	$—	1/12/41	(4.00%) 1 month	Synthetic TRS	$133,129
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
463,955	466,074	—	1/12/39	(5.50%) 1 month	Synthetic MBX	(2,901)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
13,806,378	13,814,375	—	1/12/40	5.00% (1 month	Synthetic MBX	28,418
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
83,706,213	83,766,720	—	1/12/41	5.00% (1 month	Synthetic MBX	183,994
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
53,152,567	53,571,831	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(526,605)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
1,320,272	1,321,226	—	1/12/41	5.00% (1 month	Synthetic MBX	2,902
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
442,617	442,937	—	1/12/41	5.00% (1 month	Synthetic MBX	973
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
4,663,212	4,666,583	—	1/12/41	5.00% (1 month	Synthetic MBX	10,250
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
22,197,062	22,213,529	—	1/12/41	4.50% (1 month	Synthetic MBX Index	45,073
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
971,503	972,205	—	1/12/41	5.00% (1 month	Synthetic MBX	2,135
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,694,929	4,731,963	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(46,515)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$13,830	$13,646	$ —	1/12/40	5.00% (1 month	Synthetic TRS	$(50)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
300,556	291,855	—	1/12/42	4.50% (1 month	Synthetic TRS	(6,116)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
561,887	559,632	—	1/12/43	3.00% (1 month	Synthetic TRS	1,772
				USD-LIBOR) —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,763,190	1,738,435	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(7,455)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
1,932,785	1,905,019	—	1/12/41	(5.00%) 1 month	Synthetic TRS	9,245
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,370,683	2,336,626	—	1/12/41	(5.00%) 1 month	Synthetic TRS	11,340
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,907,160	2,866,345	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(12,292)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
611,748	608,333	—	1/12/44	3.00% (1 month	Synthetic TRS	937
				USD-LIBOR) —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,807,628	3,714,125	—	1/12/41	4.00% (1 month	Synthetic TRS	(62,090)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
622,531	607,244	—	1/12/41	4.00% (1 month	Synthetic TRS	(10,151)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
477,154	465,437	—	1/12/41	4.00% (1 month	Synthetic TRS	(7,781)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
548,161	536,974	—	1/12/45	4.00% (1 month	Synthetic TRS	(6,841)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

76 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$5,701,848	$5,592,508	$—	1/12/43	3.50% (1 month	Synthetic TRS	$(66,974)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,005,845	986,557	—	1/12/43	3.50% (1 month	Synthetic TRS	(11,815)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
9,722,723	9,524,300	—	1/12/45	4.00% (1 month	Synthetic TRS	(121,338)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,128,435	6,003,365	—	1/12/45	4.00% (1 month	Synthetic TRS	(76,482)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,694,913	1,649,967	—	1/12/45	3.50% (1 month	Synthetic TRS	(32,600)
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,108,133	4,007,251	—	1/12/41	(4.00%) 1 month	Synthetic TRS	66,990
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Deutsche Bank AG
710,422	712,364	—	1/12/40	4.00% (1 month	Synthetic MBX	2,712
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,694,929	4,731,963	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(46,515)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
1,049,672	1,047,782	—	1/12/39	6.00% (1 month	Synthetic TRS	9,865
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
246,235	240,188	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,015)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
212,292	205,483	—	1/12/41	4.50% (1 month	Synthetic TRS	(4,944)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$399,955	$399,733	$—	1/12/38	6.50% (1 month	Synthetic TRS	$4,262
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,221,616	2,173,823	—	1/12/42	4.00% (1 month	Synthetic TRS	(30,372)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,221,616	2,173,823	—	1/12/42	4.00% (1 month	Synthetic TRS	(30,372)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,361,041	2,379,665	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(23,392)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
886,990	893,986	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(8,788)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,594,099	1,542,973	—	1/12/41	4.50% (1 month	Synthetic TRS	(37,124)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
367,739	367,077	—	1/12/39	6.00% (1 month	Synthetic TRS	3,456
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
586,866	591,495	—	1/12/39	(6.50%) 1 month	Synthetic MBX	(5,814)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,244,934	1,213,721	—	1/12/40	4.00% (1 month	Synthetic TRS	(20,367)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
117,069	116,858	—	1/12/39	6.00% (1 month	Synthetic TRS	1,100
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
732,784	731,464	—	1/12/39	6.00% (1 month	Synthetic TRS	6,886
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
716,010	723,016	—	1/12/39	6.00%) 1 month	Synthetic MBX	(8,344)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

78 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,017,235	$1,025,259	$—	1/12/38	6.50% (1 month	Synthetic MBX	$10,078
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,472,515	1,473,368	—	1/12/40	(5.00%) 1 month	Synthetic MBX	(3,031)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
607,453	610,228	—	1/12/39	5.50% (1 month	Synthetic MBX	3,798
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,200,176	1,200,888	—	1/12/40	(4.50%) 1 month	Synthetic MBX	(2,255)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
557,131	543,450	—	1/12/41	4.00% (1 month	Synthetic TRS	(9,085)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,757,860	1,771,726	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(17,416)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,234,376	3,259,889	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(32,044)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
39,053	38,504	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(165)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
2,109,510	2,126,150	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(20,900)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
267,401	267,252	—	1/12/38	6.50% (1 month	Synthetic TRS	2,849
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
161,075	162,346	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,596)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
429,703	433,093	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,257)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Diversified Income Trust 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$146,756	$147,913	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,454)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,532	1,531	—	1/12/38	6.50% (1 month	Synthetic TRS	16
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
519,059	518,771	—	1/12/38	6.50% (1 month	Synthetic TRS	5,531
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,420,167	2,368,104	—	1/12/42	4.00% (1 month	Synthetic TRS	(33,086)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,212,857	1,222,424	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,016)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
476,427	475,569	—	1/12/39	6.00% (1 month	Synthetic TRS	4,477
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,153,492	3,085,653	—	1/12/42	4.00% (1 month	Synthetic TRS	(43,112)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,934	23,346	—	1/12/41	4.00% (1 month	Synthetic TRS	(390)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,445,595	1,410,097	—	1/12/41	4.00% (1 month	Synthetic TRS	(23,573)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,863,039	4,743,620	—	1/12/41	4.00% (1 month	Synthetic TRS	(79,300)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,594,665	4,528,658	—	1/12/41	(5.00%) 1 month	Synthetic TRS	21,979
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,109,907	5,985,215	—	1/12/45	4.00% (1 month	Synthetic TRS	(76,251)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

80 Diversified Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$6,707,692	$6,579,065	$—	1/12/43	(3.50%) 1 month	Synthetic TRS	$78,789
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
4,157,907	4,073,052	—	1/12/45	4.00% (1 month	Synthetic TRS	(51,890)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,277,537	2,264,823	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(3,490)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N.A.
3,239,515	3,159,963	—	1/12/41	4.00% (1 month	Synthetic TRS	(52,826)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
411,212	401,114	—	1/12/41	4.00% (1 month	Synthetic TRS	(6,706)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
4,594,665	4,528,658	—	1/12/41	(5.00%) 1 month	Synthetic TRS	21,979
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
1,789,561	1,747,034	—	1/12/44	4.00% (1 month	Synthetic TRS	(28,727)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
10,905,810	10,671,200	—	1/12/42	(4.00%) 1 month	Synthetic TRS	149,094
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
4,754,040	4,687,295	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	20,101
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
622,214	602,259	—	1/12/41	(4.50%) 1 month	Synthetic TRS	14,490
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		1,013,404
Upfront premium (paid)		—		Unrealized (depreciation)		(1,820,770)
Total		$—		Total		$(807,366)

Diversified Income Trust 81

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	103,678,000	$1,285,912	$—	7/15/27	(1.40%) —	Eurostat Eurozone	$1,285,911
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	103,678,000	992,499	—	7/15/37	1.71% —	Eurostat Eurozone	(992,499)
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	38,876,000	491,744	(505)	8/15/27	(1.42%) —	Eurostat Eurozone	491,239
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	38,876,000	499,875	(938)	8/15/37	1.71% —	Eurostat Eurozone	(500,814)
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	64,796,000	756,621	(834)	8/15/27	(1.4275%) —	Eurostat Eurozone	755,787
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	64,796,000	768,580	(1,563)	8/15/37	1.7138% —	Eurostat Eurozone	(770,144)
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	51,832,000	508,938	(667)	9/15/27	(1.4475%) —	Eurostat Eurozone	508,271
					At maturity	HICP excluding
						tobacco —
						At maturity
EUR	51,832,000	383,936	(1,251)	9/15/37	1.735% —	Eurostat Eurozone	(385,186)
					At maturity	HICP excluding
						tobacco —
						At maturity
GBP	31,146,000	83,463	(438)	2/15/23	(3.19%) —	GBP Non-revised UK	(83,901)
					At maturity	Retail Price Index —
						At maturity
GBP	31,146,000	287,095	(728)	2/15/28	3.34% —	GBP Non-revised UK	286,366
					At maturity	Retail Price Index —
						At maturity
GBP	40,490,000	268,699	(675)	3/15/23	(3.325%) —	GBP Non-revised UK	(269,374)
					At maturity	Retail Price Index —
						At maturity
GBP	40,490,000	511,835	(937)	3/15/28	3.4025% —	GBP Non-revised UK	510,899
					At maturity	Retail Price Index —
						At maturity
GBP	14,535,000	63,217	(204)	3/15/23	(3.295%) —	GBP Non-revised UK	(63,421)
					At maturity	Retail Price Index —
						At maturity
GBP	14,535,000	147,031	(339)	3/15/28	3.3875% —	GBP Non-revised UK	146,692
					At maturity	Retail Price Index —
						At maturity

82 Diversified Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	29,068,000	$16,313	$(411)	3/15/23	(3.245%) —	GBP Non-revised UK	$(16,724)
					At maturity	Retail Price Index —
						At maturity
GBP	29,068,000	27,324	(413)	3/15/23	(3.25%) —	GBP Non-revised UK	(27,737)
					At maturity	Retail Price Index —
						At maturity
GBP	58,136,000	123,163	(1,368)	3/15/28	3.34% —	GBP Non-revised UK	121,794
					At maturity	Retail Price Index —
						At maturity
	$41,902,000	669,343	—	7/3/22	(1.9225%) —	USA Non Revised	669,343
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	41,902,000	822,536	—	7/3/27	2.085% —	USA Non Revised	(822,536)
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	48,213,000	851,345	—	7/5/22	(1.89%) —	USA Non Revised	851,345
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	48,213,000	1,114,154	—	7/5/27	2.05% —	USA Non Revised	(1,114,155)
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	46,655,000	386,023	(285)	12/21/22	(2.068%) —	USA Non Revised	385,739
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	46,655,000	430,392	(504)	12/21/27	2.1939% —	USA Non Revised	(430,896)
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	46,655,000	405,479	(285)	12/6/22	(2.05%) —	USA Non Revised	405,194
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
	46,655,000	423,814	(504)	12/6/27	2.19% —	USA Non Revised	(424,318)
					At maturity	Consumer Price
						Index-Urban
						(CPI-U) —
						At maturity
Total			$(12,849)				$516,875

Diversified Income Trust 83

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$39,713	$581,000	$85,581	5/11/63	300 bp —	$(45,529)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	79,608	1,321,000	194,583	5/11/63	300 bp —	(114,205)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	163,473	2,648,000	390,050	5/11/63	300 bp —	(225,033)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	155,838	2,734,000	402,718	5/11/63	300 bp —	(245,286)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA BB.6	BB/P	1,708,890	6,943,000	1,660,766	5/11/63	500 bp —	54,874
Index						Monthly
CMBX NA BBB–.6	BBB–/P	318,938	1,950,000	287,235	5/11/63	300 bp —	32,840
Index						Monthly
CMBX NA BBB–.6	BBB–/P	304,311	2,000,000	294,600	5/11/63	300 bp —	10,877
Index						Monthly
CMBX NA BBB–.6	BBB–/P	420,690	3,096,000	456,041	5/11/63	300 bp —	(33,544)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	559,274	3,751,000	552,522	5/11/63	300 bp —	8,940
Index						Monthly
CMBX NA BBB–.6	BBB–/P	572,271	3,867,000	569,609	5/11/63	300 bp —	4,918
Index						Monthly
CMBX NA BBB–.6	BBB–/P	568,937	3,867,000	569,609	5/11/63	300 bp —	1,584
Index						Monthly
Credit Suisse International
CMBX NA BBB–.6	BBB–/P	354,247	2,535,000	373,406	5/11/63	300 bp —	(17,680)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	502,529	3,445,000	507,449	5/11/63	300 bp —	(2,909)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,005,059	6,890,000	1,014,897	5/11/63	300 bp —	(5,820)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,165,637	7,518,000	1,107,401	5/11/63	300 bp —	62,621
Index						Monthly
CMBX NA BBB–.6	BBB–/P	502,338	2,968,000	437,186	5/11/63	300 bp —	66,883
Index						Monthly
CMBX NA BBB–.6	BBB–/P	467,929	3,695,000	544,274	5/11/63	300 bp —	(74,189)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	465,552	4,062,000	598,333	5/11/63	300 bp —	(130,412)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	591,759	5,097,000	750,788	5/11/63	300 bp —	(156,056)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	939,219	6,225,000	916,943	5/11/63	300 bp —	25,907
Index						Monthly
CMBX NA BBB–.6	BBB–/P	819,682	7,145,000	1,052,459	5/11/63	300 bp —	(228,609)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,347,819	15,561,000	2,292,135	5/11/63	300 bp —	64,762
Index						Monthly

84 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$6,626,627	$61,977,000	$9,129,212	5/11/63	300 bp —	$(2,466,432)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	8,536,501	115,491,000	13,477,800	1/17/47	300 bp —	(4,873,929)
Index						Monthly
Goldman Sachs International
CMBX NA BBB–.6	BBB–/P	350,890	2,265,000	333,635	5/11/63	300 bp —	18,577
Index						Monthly
CMBX NA BBB–.6	BBB–/P	101,718	1,174,000	172,930	5/11/63	300 bp —	(70,528)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	105,653	1,252,000	184,420	5/11/63	300 bp —	(78,036)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	108,457	1,256,000	185,009	5/11/63	300 bp —	(75,819)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	157,809	1,410,000	207,693	5/11/63	300 bp —	(49,061)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	220,504	1,473,000	216,973	5/11/63	300 bp —	4,390
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,201	1,851,000	272,652	5/11/63	300 bp —	(115,371)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	153,735	1,855,000	273,242	5/11/63	300 bp —	(118,424)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	211,483	1,898,000	279,575	5/11/63	300 bp —	(66,985)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	222,137	2,053,000	302,407	5/11/63	300 bp —	(79,072)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	222,998	2,053,000	302,407	5/11/63	300 bp —	(78,211)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,962	2,258,000	332,603	5/11/63	300 bp —	(79,324)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,962	2,258,000	332,603	5/11/63	300 bp —	(79,324)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	111,130	2,297,000	338,348	5/11/63	300 bp —	(225,878)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	267,527	2,431,000	358,086	5/11/63	300 bp —	(89,142)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	193,626	2,447,000	360,443	5/11/63	300 bp —	(165,390)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	292,059	2,489,000	366,630	5/11/63	300 bp —	(73,119)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	153,612	3,151,000	464,142	5/11/63	300 bp —	(308,692)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	156,347	3,152,000	464,290	5/11/63	300 bp —	(306,104)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	164,933	3,162,000	465,763	5/11/63	300 bp —	(298,985)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	484,654	3,296,000	485,501	5/11/63	300 bp —	1,076
Index						Monthly

Diversified Income Trust 85

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BBB–/P	$376,979	$3,482,000	$512,899	5/11/63	300 bp —	$(133,888)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	179,679	3,660,000	539,118	5/11/63	300 bp —	(357,304)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	597,823	3,894,000	573,586	5/11/63	300 bp —	26,508
Index						Monthly
CMBX NA BBB–.6	BBB–/P	718,374	4,321,000	636,483	5/11/63	300 bp —	84,411
Index						Monthly
CMBX NA BBB–.6	BBB–/P	531,088	4,362,000	642,523	5/11/63	300 bp —	(108,890)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	612,545	4,412,000	649,888	5/11/63	300 bp —	(34,769)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	333,479	4,895,000	721,034	5/11/63	300 bp —	(384,699)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	530,599	5,080,000	748,284	5/11/63	300 bp —	(214,721)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	947,810	6,289,000	926,370	5/11/63	300 bp —	25,109
Index						Monthly
CMBX NA BBB–.6	BBB–/P	974,070	6,533,000	962,311	5/11/63	300 bp —	15,570
Index						Monthly
CMBX NA BBB–.6	BBB–/P	771,573	6,999,000	1,030,953	5/11/63	300 bp —	(255,297)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	947,236	8,187,000	955,423	1/17/47	300 bp —	(3,411)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,563,743	21,156,000	2,468,905	1/17/47	300 bp —	(892,821)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BBB–.6	BBB–/P	55,330	400,000	58,920	5/11/63	300 bp —	(3,357)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	501,947	3,445,000	507,449	5/11/63	300 bp —	(3,491)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,023,306	6,897,000	1,015,928	5/11/63	300 bp —	11,400
Index						Monthly
CMBX NA BBB–.6	BBB–/P	104,599	918,000	135,221	5/11/63	300 bp —	(30,087)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	182,273	1,634,000	240,688	5/11/63	300 bp —	(57,462)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	224,000	1,792,000	263,962	5/11/63	300 bp —	(38,916)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	292,897	1,885,000	277,661	5/11/63	300 bp —	16,336
Index						Monthly
CMBX NA BBB–.6	BBB–/P	298,127	1,995,000	293,864	5/11/63	300 bp —	5,428
Index						Monthly
CMBX NA BBB–.6	BBB–/P	251,531	2,297,000	338,348	5/11/63	300 bp —	(85,477)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	277,518	2,500,000	368,250	5/11/63	300 bp —	(89,274)
Index						Monthly

86 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$329,364	$2,956,000	$435,419	5/11/63	300 bp —	$(104,331)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	481,711	3,044,000	448,381	5/11/63	300 bp —	35,105
Index						Monthly
CMBX NA BBB–.6	BBB–/P	483,870	3,044,000	448,381	5/11/63	300 bp —	37,265
Index						Monthly
CMBX NA BBB–.6	BBB–/P	363,515	3,271,000	481,818	5/11/63	300 bp —	(116,395)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	375,763	3,311,000	487,710	5/11/63	300 bp —	(110,016)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	382,226	3,480,000	512,604	5/11/63	300 bp —	(128,348)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	393,576	3,509,000	516,876	5/11/63	300 bp —	(121,253)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	463,959	3,591,000	528,954	5/11/63	300 bp —	(62,900)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	508,494	3,607,000	531,311	5/11/63	300 bp —	(20,713)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	473,818	3,640,000	536,172	5/11/63	300 bp —	(60,231)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	489,981	3,735,000	550,166	5/11/63	300 bp —	(58,006)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	480,982	4,070,000	599,511	5/11/63	300 bp —	(116,155)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	504,578	4,797,000	706,598	5/11/63	300 bp —	(199,222)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	532,750	5,080,000	748,284	5/11/63	300 bp —	(212,571)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	574,710	5,222,000	769,201	5/11/63	300 bp —	(191,444)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	849,543	5,337,000	786,140	5/11/63	300 bp —	66,516
Index						Monthly
CMBX NA BBB–.6	BBB–/P	830,730	5,581,000	822,081	5/11/63	300 bp —	11,905
Index						Monthly
CMBX NA BBB–.6	BBB–/P	651,039	5,910,000	870,543	5/11/63	300 bp —	(216,056)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,021,625	5,958,000	877,613	5/11/63	300 bp —	147,487
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,013,239	5,958,000	877,613	5/11/63	300 bp —	139,101
Index						Monthly
CMBX NA BBB–.6	BBB–/P	958,018	6,088,000	896,762	5/11/63	300 bp —	64,807
Index						Monthly
CMBX NA BBB–.6	BBB–/P	927,204	6,264,000	922,687	5/11/63	300 bp —	8,170
Index						Monthly
CMBX NA BBB–.6	BBB–/P	987,783	6,514,000	959,512	5/11/63	300 bp —	32,071
Index						Monthly

Diversified Income Trust 87

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$1,015,693	$6,879,000	$1,013,277	5/11/63	300 bp —	$6,429
Index						Monthly
CMBX NA BBB–.6	BBB–/P	956,303	7,281,000	1,072,491	5/11/63	300 bp —	(111,941)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,178,063	7,982,000	1,175,749	5/11/63	300 bp —	6,971
Index						Monthly
CMBX NA BBB–.6	BBB–/P	960,905	8,706,000	1,282,394	5/11/63	300 bp —	(316,411)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,319,982	8,853,000	1,304,047	5/11/63	300 bp —	21,100
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,128,111	9,420,000	1,387,566	5/11/63	300 bp —	(253,960)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,706,278	12,314,000	1,813,852	5/11/63	300 bp —	(100,391)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	589,026	4,025,000	592,883	5/11/63	300 bp —	(1,509)
Index						Monthly
CMBX NA BB.6	BB/P	19,452	81,000	19,375	5/11/63	500 bp —	156
Index						Monthly
CMBX NA BB.6	BB/P	25,055	104,000	24,877	5/11/63	500 bp —	279
Index						Monthly
CMBX NA BB.6	BB/P	25,259	104,000	24,877	5/11/63	500 bp —	483
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,959,851	13,365,000	1,968,665	5/11/63	300 bp —	(1,018)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	501,916	3,445,000	507,449	5/11/63	300 bp —	(3,523)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	509,599	3,448,000	507,890	5/11/63	300 bp —	3,720
Index						Monthly
CMBX NA BBB–.6	BBB–/P	510,350	3,448,000	507,890	5/11/63	300 bp —	4,472
Index						Monthly
CMBX NA BBB–.6	BBB–/P	579,452	4,112,000	605,698	5/11/63	300 bp —	(23,847)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,007,512	6,890,000	1,014,897	5/11/63	300 bp —	(3,365)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,021,806	6,897,000	1,015,928	5/11/63	300 bp —	9,901
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,020,850	6,897,000	1,015,928	5/11/63	300 bp —	8,944
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,118,360	8,085,000	1,190,921	5/11/63	300 bp —	(67,845)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,505,842	10,335,000	1,522,346	5/11/63	300 bp —	(10,475)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,523,263	10,344,000	1,523,671	5/11/63	300 bp —	5,626
Index						Monthly

88 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$2,035,791	$13,791,000	$2,031,414	5/11/63	300 bp —	$12,421
Index						Monthly
CMBX NA BB.6	BB/P	548,361	2,233,000	534,134	5/11/63	500 bp —	16,399
Index						Monthly
CMBX NA BB.6	BB/P	1,100,225	4,465,000	1,068,028	5/11/63	500 bp —	36,537
Index						Monthly
CMBX NA BBB–.6	BBB–/P	635,795	3,751,000	552,522	5/11/63	300 bp —	85,461
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,061,368	7,147,000	1,052,753	5/11/63	300 bp —	12,784
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,318,669	15,564,000	2,292,577	5/11/63	300 bp —	35,172
Index						Monthly
Upfront premium received		87,814,379		Unrealized appreciation			1,352,293
Upfront premium (paid)		—		Unrealized (depreciation)			(16,282,888)
Total		$87,814,379		Total			$(14,930,595)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(1,401,239)	$6,943,000	$1,336,528	1/17/47	(500 bp) —	$(71,462)
					Monthly
CMBX NA BB.7 Index	(286,246)	1,753,000	337,453	1/17/47	(500 bp) —	49,502
					Monthly
CMBX NA BB.7 Index	(275,320)	1,753,000	337,453	1/17/47	(500 bp) —	60,428
					Monthly
Credit Suisse International
CMBX NA BB.7 Index	(379,521)	21,502,000	5,143,278	5/11/63	(500 bp) —	4,742,852
					Monthly
CMBX NA BB.7 Index	(1,966,275)	11,954,000	2,301,145	1/17/47	(500 bp) —	323,247
					Monthly
CMBX NA BB.7 Index	(798,366)	4,328,000	833,140	1/17/47	(500 bp) —	30,566
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(1,274,137)	12,455,000	2,979,236	5/11/63	(500 bp) —	1,692,990
					Monthly
CMBX NA BB.7 Index	(638,451)	4,219,000	812,158	1/17/47	(500 bp) —	169,605
					Monthly

Diversified Income Trust 89

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(570,176)	$3,480,000	$669,900	1/17/47	(500 bp) —	$96,341
					Monthly
CMBX NA BB.7 Index	(349,448)	1,721,000	331,293	1/17/47	(500 bp) —	(19,829)
					Monthly
CMBX NA BB.7 Index	(224,362)	1,229,000	236,583	1/17/47	(500 bp) —	11,025
					Monthly
JPMorgan Securities LLC
CMBX NA BB.7 Index	(289,046)	1,491,000	287,018	1/17/47	(500 bp) —	(3,477)
					Monthly
CMBX NA BB.6 Index	(137,166)	572,000	136,822	5/11/63	(500 bp) —	(899)
					Monthly
CMBX NA BB.6 Index	(135,007)	563,000	134,670	5/11/63	(500 bp) —	(885)
					Monthly
CMBX NA BB.6 Index	(128,533)	536,000	128,211	5/11/63	(500 bp) —	(843)
					Monthly
CMBX NA BB.7 Index	(1,084,804)	6,944,000	1,336,720	1/17/47	(500 bp) —	245,165
					Monthly
CMBX NA BB.7 Index	(819,751)	4,986,000	959,805	1/17/47	(500 bp) —	135,207
					Monthly
CMBX NA BB.7 Index	(744,943)	4,662,000	897,435	1/17/47	(500 bp) —	147,960
					Monthly
CMBX NA BB.7 Index	(555,388)	3,548,000	682,990	1/17/47	(500 bp) —	124,153
					Monthly
CMBX NA BB.7 Index	(679,692)	3,400,000	654,500	1/17/47	(500 bp) —	(28,497)
					Monthly
CMBX NA BB.7 Index	(545,082)	2,918,000	561,715	1/17/47	(500 bp) —	13,796
					Monthly
CMBX NA BB.7 Index	(410,342)	2,109,000	405,983	1/17/47	(500 bp) —	(6,410)
					Monthly
CMBX NA BB.7 Index	(344,128)	1,912,000	368,060	1/17/47	(500 bp) —	22,073
					Monthly
CMBX NA BB.7 Index	(369,787)	1,862,000	358,435	1/17/47	(500 bp) —	(13,163)
					Monthly
CMBX NA BB.7 Index	(275,320)	1,753,000	337,453	1/17/47	(500 bp) —	60,428
					Monthly
CMBX NA BB.7 Index	(226,788)	1,229,000	236,583	1/17/47	(500 bp) —	8,600
					Monthly
CMBX NA BB.7 Index	(229,508)	1,167,000	224,648	1/17/47	(500 bp) —	(5,995)
					Monthly
CMBX NA BB.7 Index	(175,583)	1,156,000	222,530	1/17/47	(500 bp) —	45,823
					Monthly
CMBX NA BBB–.7 Index	(402,511)	3,607,000	420,937	1/17/47	(300 bp) —	16,322
					Monthly
CMBX NA BBB–.7 Index	(206,776)	2,614,000	305,054	1/17/47	(300 bp) —	96,753
					Monthly
CMBX NA BBB–.7 Index	(218,095)	1,885,000	219,980	1/17/47	(300 bp) —	785
					Monthly

90 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.7 Index	$(62,189)	$1,156,000	$134,905	1/17/47	(300 bp) —	$72,042
					Monthly
CMBX NA BBB–.7 Index	(67,969)	817,000	95,344	1/17/47	(300 bp) —	26,899
					Monthly
Merrill Lynch International
CMBX NA BB.7 Index	(743,846)	3,712,000	714,560	1/17/47	(500 bp) —	(32,895)
					Monthly
CMBX NA BB.7 Index	(411,128)	2,109,000	405,983	1/17/47	(500 bp) —	(7,196)
					Monthly
CMBX NA BB.7 Index	(410,368)	2,109,000	405,983	1/17/47	(500 bp) —	(6,436)
					Monthly
CMBX NA BB.7 Index	(355,299)	1,960,000	377,300	1/17/47	(500 bp) —	20,094
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(823,781)	8,085,000	943,520	1/17/47	(300 bp) —	115,023
					Monthly
CMBX NA BB.7 Index	(897,936)	4,465,000	859,513	1/17/47	(500 bp) —	(42,764)
					Monthly
CMBX NA BB.7 Index	(838,766)	4,156,000	800,030	1/17/47	(500 bp) —	(42,776)
					Monthly
CMBX NA BB.7 Index	(796,769)	4,132,000	795,410	1/17/47	(500 bp) —	(4,229)
					Monthly
CMBX NA BB.7 Index	(372,184)	1,989,000	382,883	1/17/47	(500 bp) —	8,765
					Monthly
Upfront premium received	—		Unrealized appreciation			8,336,444
Upfront premium (paid)	(21,922,026)		Unrealized (depreciation)			(287,756)
Total	$(21,922,026)		Total			$8,048,688

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED
at 3/31/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Referenced	received	Notional		nation	(paid)	appreciation/
debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30	$6,146,239	$98,499,000	$5,942,248	6/20/23	(500 bp) —	$149,270
Index					Quarterly
Total	$6,146,239					$149,270

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Diversified Income Trust 91

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$493,324	$—
Total common stocks	—	493,324	—

Asset-backed securities	—	4,602,763	—
Convertible bonds and notes	—	76,538,590	—
Corporate bonds and notes	—	1,094,605,838	373
Foreign government and agency bonds and notes	—	318,719,046	—
Mortgage-backed securities	—	1,607,082,026	—
Purchased options outstanding	—	11,655,525	—
Purchased swap options outstanding	—	66,780,786	—
Senior loans	—	58,799,967	—
U.S. government and agency mortgage obligations	—	1,071,996,752	—
U.S. treasury obligations	—	840,236	—
Short-term investments	225,705,481	725,562,645	—
Totals by level	$225,705,481	$5,037,677,498	$373

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(21,518,996)	$—
Futures contracts	(884,541)	—	—
Written options outstanding	—	(7,605,349)	—
Written swap options outstanding	—	(73,929,089)	—
Forward premium swap option contracts	—	1,249,121	—
TBA sale commitments	—	(539,480,711)	—
Interest rate swap contracts	—	5,152,319	—
Total return swap contracts	—	(277,642)	—
Credit default contracts	—	(78,771,229)	—
Totals by level	$(884,541)	$(715,181,576)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

92 Diversified Income Trust

Statement of assets and liabilities 3/31/18 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $5,034,787,396)	$5,037,677,871
Affiliated issuers (identified cost $225,705,481) (Note 5)	225,705,481
Cash	7,253,669
Foreign currency (cost $612,108) (Note 1)	649,101
Interest and other receivables	7,319,784
Receivable for shares of the fund sold	35,568,469
Receivable for investments sold	106,460,168
Receivable for sales of delayed delivery securities (Note 1)	381,582,340
Receivable for variation margin on futures contracts (Note 1)	586,723
Receivable for variation margin on centrally cleared swap contracts (Note 1)	28,312,289
Unrealized appreciation on forward premium swap option contracts (Note 1)	15,659,288
Unrealized appreciation on forward currency contracts (Note 1)	17,625,613
Unrealized appreciation on OTC swap contracts (Note 1)	10,702,141
Premium paid on OTC swap contracts (Note 1)	21,922,026
Prepaid assets	135,712
Total assets	5,897,160,675

LIABILITIES
Payable for investments purchased	71,928,545
Payable for purchases of delayed delivery securities (Note 1)	892,460,577
Payable for shares of the fund repurchased	3,765,415
Payable for compensation of Manager (Note 2)	1,863,735
Payable for custodian fees (Note 2)	180,509
Payable for investor servicing fees (Note 2)	1,354,310
Payable for Trustee compensation and expenses (Note 2)	954,907
Payable for administrative services (Note 2)	20,244
Payable for distribution fees (Note 2)	1,363,924
Payable for variation margin on futures contracts (Note 1)	75,835
Payable for variation margin on centrally cleared swap contracts (Note 1)	28,562,105
Unrealized depreciation on OTC swap contracts (Note 1)	18,451,671
Premium received on OTC swap contracts (Note 1)	87,814,379
Unrealized depreciation on forward currency contracts (Note 1)	39,144,609
Unrealized depreciation on forward premium swap option contracts (Note 1)	14,410,167
Written options outstanding, at value (premiums $72,457,987) (Note 1)	81,534,438
TBA sale commitments, at value (proceeds receivable $537,713,711) (Note 1)	539,480,711
Collateral on certain derivative contracts, at value (Notes 1 and 9)	840,236
Other accrued expenses	420,371
Total liabilities	1,784,626,688

Net assets	$4,112,533,987

(Continued on next page)

Diversified Income Trust 93

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$5,221,636,430
Undistributed net investment income (Note 1)	64,766,764
Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(1,138,162,273)
Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(35,706,934)
Total — Representing net assets applicable to capital shares outstanding	$4,112,533,987

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($1,284,350,530 divided by 181,127,400 shares)	$7.09
Offering price per class A share (100/96.00 of $7.09)*	$7.39
Net asset value and offering price per class B share ($36,251,665 divided by 5,169,372 shares)**	$7.01
Net asset value and offering price per class C share ($602,192,777 divided by 86,563,995 shares)**	$6.96
Net asset value and redemption price per class M share
($125,207,175 divided by 18,008,084 shares)	$6.95
Offering price per class M share (100/96.75 of $6.95)†	$7.18
Net asset value, offering price and redemption price per class R share
($2,230,569 divided by 318,690 shares)	$7.00
Net asset value, offering price and redemption price per class R6 share
($13,798,904 divided by 1,965,250 shares)	$7.02
Net asset value, offering price and redemption price per class Y share
($2,048,502,367 divided by 292,009,381 shares)	$7.02

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

94 Diversified Income Trust

Statement of operations Six months ended 3/31/18 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $8,477 ) (including interest income of $1,581,807 from investments
in affiliated issuers) (Note 5)	$103,772,487
Total investment income	103,772,487

EXPENSES
Compensation of Manager (Note 2)	10,207,635
Investor servicing fees (Note 2)	2,661,261
Custodian fees (Note 2)	190,353
Trustee compensation and expenses (Note 2)	56,877
Distribution fees (Note 2)	5,050,030
Administrative services (Note 2)	63,146
Other	654,725
Total expenses	18,884,027
Expense reduction (Note 2)	(14,997)
Net expenses	18,869,030

Net investment income	84,903,457

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(148,113,650)
Foreign currency transactions (Note 1)	376,824
Forward currency contracts (Note (1)	(21,188,723)
Futures contracts (Note 1)	706,170
Swap contracts (Note 1)	119,631,791
Written options (Note 1)	108,333,194
Total net realized gain	59,745,606
Change in net unrealized appreciation (depreciation) on:
Securities in unaffiliated issuers and TBA sale commitments	39,415,089
Assets and liabilities in foreign currencies	(36,486)
Forward currency contracts	(23,575,414)
Futures contracts	(1,020,839)
Swap contracts	6,623,260
Written options	(51,929,516)
Total change in net unrealized depreciation	(30,523,906)

Net gain on investments	29,221,700

Net increase in net assets resulting from operations	$114,125,157

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 95

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 3/31/18*	Year ended 9/30/17
Operations
Net investment income	$84,903,457	$149,616,635
Net realized gain on investments
and foreign currency transactions	59,745,606	40,290,673
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(30,523,906)	88,663,212
Net increase in net assets resulting from operations	114,125,157	278,570,520
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(34,388,080)	(69,074,634)
Class B	(960,350)	(2,434,329)
Class C	(14,996,111)	(30,800,987)
Class M	(3,489,803)	(7,428,936)
Class R	(63,950)	(163,652)
Class R6	(375,477)	(659,455)
Class Y	(51,619,500)	(76,720,171)
Increase from capital share transactions (Note 4)	507,644,923	445,026,894
Total increase in net assets	515,876,809	536,315,250

NET ASSETS
Beginning of period	3,596,657,178	3,060,341,928
End of period (including undistributed net investment
income of $64,766,764 and $85,756,578, respectively)	$4,112,533,987	$3,596,657,178

* Unaudited.

The accompanying notes are an integral part of these financial statements.

96 Diversified Income Trust

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Diversified Income Trust 97

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class A
March 31, 2018**	$7.07	.16	.06	.22	(.20)	(.20)	$7.09	3.13*	$1,284,351	.49*	2.24*	360*d
September 30, 2017	6.86	.32	.29	.61	(.40)	(.40)	7.07	9.04	1,210,996.99		4.54	937[d]
September 30, 2016	7.08	.37	(.22)	.15	(.37)	(.37)	6.86	2.25	1,238,618	1.00[e]	5.48[e]	835[d]
September 30, 2015	7.89	.32	(.79)	(.47)	(.34)	(.34)	7.08	(6.16)	1,834,125.97		4.22	725[d]
September 30, 2014	7.74	.37	.20	.57	(.42)	(.42)	7.89	7.49	2,454,923.97		4.73	257[d]
September 30, 2013	7.59	.44	.15	.59	(.44)	(.44)	7.74	7.93	2,286,977.99		5.58	180[f]
Class B
March 31, 2018**	$6.99	.13	.06	.19	(.17)	(.17)	$7.01	2.78*	$36,252	.87*	1.86*	360*d
September 30, 2017	6.79	.26	.28	.54	(.34)	(.34)	6.99	8.17	43,182	1.74	3.79	937[d]
September 30, 2016	7.01	.32	(.22)	.10	(.32)	(.32)	6.79	1.52	54,180	1.75[e]	4.74[e]	835[d]
September 30, 2015	7.81	.26	(.78)	(.52)	(.28)	(.28)	7.01	(6.81)	67,948	1.72	3.47	725[d]
September 30, 2014	7.67	.31	.19	.50	(.36)	(.36)	7.81	6.60	83,980	1.72	3.97	257[d]
September 30, 2013	7.53	.38	.14	.52	(.38)	(.38)	7.67	7.03	79,540	1.74	4.85	180[f]
Class C
March 31, 2018**	$6.94	.13	.06	.19	(.17)	(.17)	$6.96	2.83*	$602,193	.87*	1.88*	360*d
September 30, 2017	6.75	.26	.27	.53	(.34)	(.34)	6.94	8.07	607,113	1.74	3.80	937[d]
September 30, 2016	6.96	.32	(.21)	.11	(.32)	(.32)	6.75	1.68	649,723	1.75[e]	4.74[e]	835[d]
September 30, 2015	7.76	.26	(.78)	(.52)	(.28)	(.28)	6.96	(6.85)	954,682	1.72	3.48	725[d]
September 30, 2014	7.62	.31	.19	.50	(.36)	(.36)	7.76	6.65	1,106,389	1.72	3.95	257[d]
September 30, 2013	7.48	.37	.16	.53	(.39)	(.39)	7.62	7.09	749,897	1.74	4.84	180[f]
Class M
March 31, 2018**	$6.94	.15	.05	.20	(.19)	(.19)	$6.95	2.93*	$125,207	.62*	2.09*	360*d
September 30, 2017	6.75	.29	.28	.57	(.38)	(.38)	6.94	8.67	129,640	1.24	4.26	937[d]
September 30, 2016	6.97	.35	(.22)	.13	(.35)	(.35)	6.75	2.11	137,777	1.25[e]	5.21[e]	835[d]
September 30, 2015	7.77	.29	(.77)	(.48)	(.32)	(.32)	6.97	(6.37)	163,795	1.22	3.95	725[d]
September 30, 2014	7.62	.35	.20	.55	(.40)	(.40)	7.77	7.30	216,512	1.22	4.46	257[d]
September 30, 2013	7.48	.41	.15	.56	(.42)	(.42)	7.62	7.60	233,513	1.24	5.35	180[f]
Class R
March 31, 2018**	$6.98	.15	.06	.21	(.19)	(.19)	$7.00	3.05*	$2,231	.62*	2.11*	360*d
September 30, 2017	6.78	.30	.28	.58	(.38)	(.38)	6.98	8.74	2,559	1.24	4.29	937[d]
September 30, 2016	7.00	.35	(.22)	.13	(.35)	(.35)	6.78	2.08	3,398	1.25[e]	5.26[e]	835[d]
September 30, 2015	7.80	.30	(.79)	(.49)	(.31)	(.31)	7.00	(6.38)	3,786	1.22	3.98	725[d]
September 30, 2014	7.66	.35	.19	.54	(.40)	(.40)	7.80	7.16	6,444	1.22	4.45	257[d]
September 30, 2013	7.52	.41	.15	.56	(.42)	(.42)	7.66	7.55	4,611	1.24	5.35	180[f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

98 Diversified Income Trust	Diversified Income Trust 99

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	turnover (%)
Class R6
March 31, 2018**	$7.00	.17	.06	.23	(.21)	(.21)	$7.02	3.33*	$13,799	.32*	2.45*	360*d
September 30, 2017	6.80	.34	.28	.62	(.42)	(.42)	7.00	9.34	11,032.65		4.90	937[d]
September 30, 2016	7.02	.40	(.23)	.17	(.39)	(.39)	6.80	2.64	10,097	.65[e]	5.88[e]	835[d]
September 30, 2015	7.82	.34	(.78)	(.44)	(.36)	(.36)	7.02	(5.79)	10,357.63		4.58	725[d]
September 30, 2014 †	7.77	.36	.10	.46	(.41)	(.41)	7.82	5.97*	13,592	.59*	4.52*	257[d]
Class Y
March 31, 2018**	$7.00	.17	.06	.23	(.21)	(.21)	$7.02	3.28*	$2,048,502	.37*	2.40*	360*d
September 30, 2017	6.80	.33	.28	.61	(.41)	(.41)	7.00	9.24	1,592,134.74		4.79	937[d]
September 30, 2016	7.01	.39	(.22)	.17	(.38)	(.38)	6.80	2.66	966,548	.75[e]	5.73[e]	835[d]
September 30, 2015	7.82	.34	(.79)	(.45)	(.36)	(.36)	7.01	(5.94)	2,219,013.72		4.50	725[d]
September 30, 2014	7.68	.39	.19	.58	(.44)	(.44)	7.82	7.74	3,084,286.72		4.93	257[d]
September 30, 2013	7.54	.45	.16	.61	(.47)	(.47)	7.68	8.18	1,241,380.74		5.79	180[f]

* Not annualized.

** Unaudited.

†For the period November 1, 2013 (commencement of operations) to September 30, 2014.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
September 30, 2013	466%

The accompanying notes are an integral part of these financial statements.

100 Diversified Income Trust	Diversified Income Trust 101

Notes to financial statements 3/31/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2017 through March 31, 2018.

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvest-ment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses

102 Diversified Income Trust

unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Diversified Income Trust 103

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $259,775,748, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor

104 Diversified Income Trust

contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Diversified Income Trust 105

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund

106 Diversified Income Trust

is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,206,016 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $104,457,064 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $108,117,845 and may include amounts related to unsettled agreements.

Diversified Income Trust 107

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At September 30, 2017, the fund had a capital loss carryover of $1,085,761,829 available to the extent allowed by the Code to offset future net capital gain, if any. For any carryover, the amount of the carryover and that carryover’s expiration date is:

	Loss carryover
Short-term	Long-term	Total	Expiration
$690,498,972	$232,483,733	$922,982,705	*
162,779,124	N/A	162,779,124	September 30, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $4,732,494,500, resulting in gross unrealized appreciation and depreciation of $127,439,330 and $312,616,595, respectively, or net unrealized depreciation of $185,177,265.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and

108 Diversified Income Trust

paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.271% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$871,485	Class R	1,653
Class B	27,850	Class R6	3,153
Class C	424,406	Class Y	1,242,944
Class M	89,770	Total	$2,661,261

Diversified Income Trust 109

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $14,997 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $2,741, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,537,178
Class B	1.00%	1.00%	196,448
Class C	1.00%	1.00%	2,993,939
Class M	1.00%	0.50%	316,632
Class R	1.00%	0.50%	5,833
Total			$5,050,030

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $143,134 and $1,995 from the sale of class A and class M shares, respectively, and received $12,506 and $2,622 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,009 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$13,940,253,665	$13,988,589,168
U.S. government securities (Long-term)	—	—
Total	$13,940,253,665	$13,988,589,168

110 Diversified Income Trust

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class A	Shares	Amount	Shares	Amount
Shares sold	33,855,830	$240,094,345	51,589,686	$362,473,094
Shares issued in connection with
reinvestment of distributions	4,334,243	30,628,747	8,671,144	60,790,553
	38,190,073	270,723,092	60,260,830	423,263,647
Shares repurchased	(28,339,172)	(200,697,177)	(69,448,249)	(488,643,956)
Net increase (decrease)	9,850,901	$70,025,915	(9,187,419)	$(65,380,309)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class B	Shares	Amount	Shares	Amount
Shares sold	107,174	$752,521	322,345	$2,236,615
Shares issued in connection with
reinvestment of distributions	121,006	845,981	302,430	2,098,278
	228,180	1,598,502	624,775	4,334,893
Shares repurchased	(1,232,146)	(8,639,142)	(2,425,821)	(16,852,531)
Net decrease	(1,003,966)	$(7,040,640)	(1,801,046)	$(12,517,638)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class C	Shares	Amount	Shares	Amount
Shares sold	9,095,411	$63,341,945	14,219,832	$98,386,189
Shares issued in connection with
reinvestment of distributions	1,857,456	12,884,122	3,721,246	25,627,829
	10,952,867	76,226,067	17,941,078	124,014,018
Shares repurchased	(11,840,107)	(82,338,360)	(26,807,784)	(184,682,540)
Net decrease	(887,240)	$(6,112,293)	(8,866,706)	$(60,668,522)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class M	Shares	Amount	Shares	Amount
Shares sold	177,253	$1,235,399	112,884	$779,005
Shares issued in connection with
reinvestment of distributions	53,359	369,954	115,165	792,937
	230,612	1,605,353	228,049	1,571,942
Shares repurchased	(907,274)	(6,303,379)	(1,969,124)	(13,559,812)
Net decrease	(676,662)	$(4,698,026)	(1,741,075)	$(11,987,870)

Diversified Income Trust 111

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R	Shares	Amount	Shares	Amount
Shares sold	23,172	$162,565	137,647	$954,976
Shares issued in connection with
reinvestment of distributions	7,411	51,704	16,609	115,005
	30,583	214,269	154,256	1,069,981
Shares repurchased	(78,422)	(549,534)	(288,613)	(2,003,060)
Net decrease	(47,839)	$(335,265)	(134,357)	$(933,079)

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class R6	Shares	Amount	Shares	Amount
Shares sold	608,210	$4,272,170	305,528	$2,136,006
Shares issued in connection with
reinvestment of distributions	53,663	375,477	94,920	659,455
	661,873	4,647,647	400,448	2,795,461
Shares repurchased	(271,849)	(1,911,092)	(309,586)	(2,156,332)
Net increase	390,024	$2,736,555	90,862	$639,129

	SIX MONTHS ENDED 3/31/18		YEAR ENDED 9/30/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	103,677,631	$728,021,721	147,329,504	$1,026,551,794
Shares issued in connection with
reinvestment of distributions	5,879,385	41,100,989	8,884,035	61,695,735
	109,557,016	769,122,710	156,213,539	1,088,247,529
Shares repurchased	(45,107,453)	(316,054,033)	(70,892,220)	(492,372,346)
Net increase	64,449,563	$453,068,677	85,321,319	$595,875,183

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/17	cost	proceeds	income	of 3/31/18
Short-term investments
Putnam Short Term
Investment Fund**	$234,029,562	$311,072,472	$319,396,553	$1,581,807	$225,705,481
Total Short-term
investments	$234,029,562	$311,072,472	$319,396,553	$1,581,807	$225,705,481

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The

112 Diversified Income Trust

fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$1,527,000,000
Purchased currency options (contract amount)	$272,800,000
Purchased swap option contracts (contract amount)	$16,592,200,000
Written TBA commitment option contracts (contract amount)	$2,637,100,000
Written currency options (contract amount)	$272,800,000
Written swap option contracts (contract amount)	$13,581,500,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$4,278,100,000
OTC interest rate swap contracts (notional)	$13,000,000
Centrally cleared interest rate swap contracts (notional)	$11,978,600,000
OTC total return swap contracts (notional)	$382,900,000
Centrally cleared total return swap contracts (notional)	$1,221,100,000
OTC credit default contracts (notional)	$826,600,000
Centrally cleared credit default contracts (notional)	$98,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
			Payables, Net assets —
Credit contracts	Receivables	$29,970,714	Unrealized depreciation	$108,741,943*
Foreign exchange
contracts	Receivables	17,625,613	Payables	39,144,609
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	142,042,178*	Unrealized depreciation	139,901,048*
Total		$189,638,505		$287,787,600

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Diversified Income Trust 113

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$4,809,667	$4,809,667
Foreign exchange contracts	(4,035,120)	—	(21,188,723)	—	$(25,223,843)
Interest rate contracts	2,676,580	706,170	—	114,822,124	$118,204,874
Total	$(1,358,540)	$706,170	$(21,188,723)	$119,631,791	$97,790,698

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$829,308	$829,308
Foreign exchange contracts	793,246	—	(23,575,414)	—	$(22,782,168)
Interest rate contracts	(41,140,137)	(1,020,839)	—	5,793,952	$(36,367,024)
Total	$(40,346,891)	$(1,020,839)	$(23,575,414)	$6,623,260	$(58,319,884)

114 Diversified Income Trust

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Diversified Income Trust 115

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Bank of Nova Scotia	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	JPMorgan Securities, LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared
interest rate
swap contracts§	—	—	—	27,745,734	—	—	—	239,513	—	—	—	—	—	—	—	—	—	—	—	—	—	27,985,247
OTC Total return
swap contracts*#	—	—	500,325	—	3,875	—	147,742	—	2,712	153,086	—	21,979	—	183,685	—	—	—	—	—	—	—	1,013,404
Centrally cleared
total return swap
contracts§	—	—	—	327,042	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	327,042
OTC Credit
default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	2,001,273	8,240,827	—	—	5,006,706	—	—	—	9,064,245	1,894,208	3,763,455	—	—	—	—	—	29,970,714
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
contracts Futures§	—	—	—	—	—	—	—	—	—	—	—	—	586,723	—	—	—	—	—	—	—	—	586,723
Forward
currency
contracts#	1,397,850	—	531,533	—	1,867,626	—	890,196	—	—	6,844,040	1,620,620	526,082	—	—	—	—	1,672,916	1,586,696	428,282	—	259,772	17,625,613
Forward
premium
swap option
contracts#	6,197,475	—	829,995	—	2,381,813	—	—	—	—	1,524,854	—	4,367,777	—	—	—	357,374	—	—	—	—	—	15,659,288
Purchased swap
options**#	11,501,738	—	398,972	—	4,635,880	—	—	—	—	14,384,018	—	30,317,965	—	—	—	5,037,020	—	—	—	505,193	—	66,780,786
Purchased
options**#	—	—	—	—	—	—	—	—	—	—	—	11,655,525	—	—	—	—	—	—	—	—	—	11,655,525
Repurchase
agreements**	—	123,000,000	—	—	—	131,676,000	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	254,676,000
Total Assets	$19,097,063	$123,000,000	$2,260,825	$28,072,776	$8,889,194	$133,677,273	$9,278,765	$239,513	$2,712	$27,912,704	$1,620,620	$46,889,328	$586,723	$9,247,930	$1,894,208	$9,157,849	$1,672,916	$1,586,696	$428,282	$505,193	$259,772	$426,280,342

116 Diversified Income Trust	Diversified Income Trust 117

	Bank of America N.A.	Bank of Nova Scotia	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	JPMorgan Securities, LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Liabilities:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$60,257	$—	$—	$—	$—	$—	$—	$—	$—	$—	$60,257
Centrally cleared
interest rate
swap contracts§	—	—	—	27,729,424	—	—	—	124,099	—	—	—	—	—	—	—	—	—	—	—	—	—	27,853,523
OTC Total return
swap contracts*#	34,103	—	594,550	—	—	—	468,500	—	46,515	588,843	—	59,532	—	28,727	—	—	—	—	—	—	—	1,820,770
Centrally cleared
total return swap
contracts§	—	—	—	296,950	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	296,950
OTC Credit
default
contracts —
protection sold*#	1,068,685	—	—	—	—	4,372,822	32,060,761	—	—	17,992,019	—	—	—	27,753,658	2,620,252	16,876,777	—	—	—	—	—	102,744,974
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	—	411,632	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	411,632
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	75,835	—	—	—	—	—	—	—	—	75,835
Forward
contracts currency#	3,718,772	—	3,505,354	—	3,366,075	—	2,210,411	—	—	9,669,070	1,229,289	5,577,029	—	—	—	—	2,278,915	2,841,612	4,160,476	—	587,606	39,144,609
Forward
premium
swap option
contracts#	5,182,840	—	1,513,749	—	2,075,023	—	—	—	—	1,891,332	—	3,361,358	—	—	—	385,865	—	—	—	—	—	14,410,167
Written swap
options#	10,458,268	—	1,461,705	—	7,738,761	—	—	—	—	22,727,106	—	23,659,604	—	—	—	7,868,101	—	—	—	15,544	—	73,929,089
Written options#	—	—	—	—	—	—	—	—	—	—	—	7,605,349	—	—	—	—	—	—	—	—	—	7,605,349
Total Liabilities	$20,462,668	$—	$7,075,358	$28,438,006	$13,179,859	$4,372,822	$34,739,672	$124,099	$46,515	$52,868,370	$1,229,289	$40,323,129	$75,835	$27,782,385	$2,620,252	$25,130,743	$2,278,915	$2,841,612	$4,160,476	$15,544	$587,606	$268,353,155
Total Financial
and Derivative
Net Assets	$(1,365,605)	$123,000,000	$(4,814,533)	$(365,230)	$(4,290,665)	$129,304,451	$(25,460,907)	$115,414	$(43,803)	$(24,955,666)	$391,331	$6,566,199	$510,888	$(18,534,455)	$(726,044)	$(15,972,894)	$(605,999)	$(1,254,916)	$(3,732,194)	$489,649	$(327,834)	$157,927,187
Total collateral
received
(pledged)†##	$(1,365,605)	$123,000,000	$(4,814,533)	$—	$(4,290,665)	$129,304,451	$(25,460,907)	$—	$—	$(24,955,666)	$391,331	$6,206,016	$—	$(18,534,455)	$(726,044)	$(15,972,894)	$(605,999)	$(1,254,916)	$(3,521,937)	$359,192	$—
Net amount	$—	$—	$—	$(365,230)	$—	$—	$—	$115,414	$(43,803)	$—	$—	$360,183	$510,888	$—	$—	$—	$—	$—	$(210,257)	$130,457	$(327,834)

118 Diversified Income Trust	Diversified Income Trust 119

	Bank of America N.A.	Bank of Nova Scotia	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures, Inc.	JPMorgan Securities, LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled
collateral received
(including TBA
commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$481,044	$—	$—	$—	$—	$—	$—	$—	$—	$359,192	$—	$840,236
Uncontrolled
collateral received	$—	$125,466,142	$—	$—	$—	$134,309,606	$—	$—	$—	$—	$—	$6,206,016	$—	$—	$—	$—	$—	$—	$—	$—	$—	$265,981,764
Collateral
(pledged)
(including TBA
commitments)**	$(1,709,636)	$—	$(4,885,206)	$—	$(4,923,501)	$(2,495,681)	$(26,599,521)	$—	$—	$(25,562,621)	$—	$—	$—	$(19,145,404)	$(754,034)	$(16,196,217)	$(724,748)	$(1,599,339)	$(3,521,937)	$—	$—	$(108,117,845)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,862,340 and $110,090,009, respectively.

Note 10: New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

120 Diversified Income Trust	Diversified Income Trust 121

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Opportunities Fund	Convertible Securities Fund
Capital Spectrum Fund	Equity Income Fund
Emerging Markets Equity Fund	International Value Fund
Equity Spectrum Fund	Small Cap Value Fund
Europe Equity Fund
Global Equity Fund	Income
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Emerging Markets Income Fund
Investors Fund	Floating Rate Income Fund
Low Volatility Equity Fund	Global Income Trust
Multi-Cap Core Fund	Government Money Market Fund*
Research Fund	High Yield Fund
Income Fund
Global Sector	Money Market Fund†
Global Consumer Fund	Mortgage Securities Fund
Global Financials Fund	Short Duration Income Fund
Global Health Care Fund
Global Industrials Fund	Tax-free Income
Global Natural Resources Fund	AMT-Free Municipal Fund
Global Sector Fund	Intermediate-Term Municipal Income Fund
Global Technology Fund	Short-Term Municipal Income Fund
Global Telecommunications Fund	Tax Exempt Income Fund
Global Utilities Fund	Tax-Free High Yield Fund

Growth	State tax-free income funds‡:
Growth Opportunities Fund	California, Massachusetts, Minnesota,
International Growth Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Growth Fund
Sustainable Future Fund
Sustainable Leaders Fund

122 Diversified Income Trust

Absolute Return	Asset Allocation
Absolute Return 100 Fund®	Dynamic Risk Allocation Fund
Fixed Income Absolute Return Fund	George Putnam Balanced Fund
Multi-Asset Absolute Return Fund
Dynamic Asset Allocation Balanced Fund
Putnam PanAgora**	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Market Neutral Fund
Putnam PanAgora Risk Parity Fund	Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Diversified Income Trust 123

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

124 Diversified Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Jameson A. Baxter, Chair	Vice President, Treasurer,
Management, LLC	Kenneth R. Leibler, Vice Chair	and Clerk
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Janet C. Smith
	Barbara M. Baumann	Vice President,
Investment Sub-Advisor	Katinka Domotorffy	Principal Financial Officer,
Putnam Investments Limited	Catharine Bond Hill	Principal Accounting Officer,
16 St James’s Street	Paul L. Joskow	and Assistant Treasurer
London, England SW1A 1ER	Robert E. Patterson
	George Putnam, III	Susan G. Malloy
Marketing Services	Robert L. Reynolds	Vice President and
Putnam Retail Management	Manoj P. Singh	Assistant Treasurer
One Post Office Square
Boston, MA 02109	Officers	Mark C. Trenchard
	Robert L. Reynolds	Vice President and
Custodian	President	BSA Compliance Officer
State Street Bank
and Trust Company	Jonathan S. Horwitz	Nancy E. Florek
	Executive Vice President,	Vice President, Director of
Legal Counsel	Principal Executive Officer,	Proxy Voting and Corporate
Ropes & Gray LLP	and Compliance Liaison	Governance, Assistant Clerk,
and Assistant Treasurer
Robert T. Burns
	Vice President and	Denere P. Poulack
	Chief Legal Officer	Assistant Vice President, Assistant
Clerk, and Assistant Treasurer
James F. Clark
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA028 310722 5/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 29, 2018